Table of Contents

      USAA Family of Funds                              1
      Message from the President                        2
      Investment Review:
         USAA Long-Term Fund                            4
         USAA Intermediate-Term Fund                   10
         USAA Short-Term Fund                          16
         USAA Tax Exempt Money Market Fund             21
      Financial Information:
         Portfolios of Investments:
            USAA Long-Term Fund                        26
            USAA Intermediate-Term Fund                35
            USAA Short-Term Fund                       51
            USAA Tax Exempt Money Market Fund          63
         Notes to Portfolios of Investments            74
         Statements of Assets and Liabilities          75
         Statements of Operations                      77
         Statements of Changes in Net Assets           79
         Notes to Financial Statements                 83





Important Information

Through our ongoing efforts to reduce expenses and respond to shareholder requests, your annual and semiannual report mailings are "streamlined." One copy of each report is sent to each address, rather than to every registered owner. For many shareholders and their families, this eliminates duplicate copies, saving paper and postage costs to the Fund.

If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to continue receiving one report per registered account owner, you may request this in writing to:

            USAA Investment Management Company
            Attn: Report Mail
            9800 Fredericksburg Road
            San Antonio, TX 78284-8916

or phone a Mutual Fund Representative at 1-800-531-8448 during business hours.

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the USAA Tax Exempt Fund, Inc., managed by USAA Investment Management Company (IMCO). It may be used as sales literature only when preceded or accompanied by a current prospectus which gives further details about the Fund.

USAA with the eagle is registered in the U.S. Patent & Trademark Office. (Copyright)1998, USAA. All rights reserved.








USAA Family of Funds Summary

         Fund                                             Minimum
       Type/Name                     Volatility          Investment*
       ---------                     ----------          ----------

 CAPITAL APPRECIATION
===============================================================================
 Aggressive Growth                 Very high               $3,000
 Emerging Markets(1)               Very high               $3,000
 First Start Growth                Moderate to high        $3,000
 Gold(1)                           Very high               $3,000
 Growth                            Moderate to high        $3,000
 Growth & Income                   Moderate                $3,000
 International(1)                  Moderate to high        $3,000
 S&P 500 (Registered Trademark)
   Index(2)                        Moderate                $3,000
 Science & Technology(5)           Very high               $3,000
 World Growth(1)                   Moderate to high        $3,000

 ASSET ALLOCATION
===============================================================================
 Balanced Strategy(1)              Moderate                $3,000
 Cornerstone Strategy(1)           Moderate                $3,000
 Growth and Tax
  Strategy(3)                      Moderate                $3,000
 Growth Strategy(1)                Moderate to high        $3,000
 Income Strategy                   Low to moderate         $3,000

 INCOME - TAXABLE
===============================================================================
 GNMA                              Low to moderate         $3,000
 Income                            Moderate                $3,000
 Income Stock                      Moderate                $3,000
 Short-Term Bond                   Low                     $3,000

 INCOME - TAX EXEMPT
===============================================================================
 Long-Term(3)                      Moderate                $3,000
 Intermediate-Term(3)              Low to moderate         $3,000
 Short-Term(3)                     Low                     $3,000
 State Bond Income(3)**            Moderate                $3,000

 MONEY MARKET
===============================================================================
 Money Market(4)                   Very low                $3,000
 Tax Exempt
  Money Market(3),(4)              Very low                $3,000
 Treasury Money
  Market Trust(4)                  Very low                $3,000
 State Money Market(3),(4)**       Very low                $3,000


(1) Foreign investing is subject to additional risks, which are discussed in the funds' prospectuses.

(2) S&P 500 (Registered Trademark) is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use. The Product is not sponsored, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Product.

(3) Some income may be subject to state or local taxes or the federal alternative minimum tax.

(4) An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

(5) This Fund may be more volatile than a fund that diversifies across many industries.

 * The InveStart (Registered Trademark) program is available for investors without the $3,000 initial investment required to open an IMCO mutual fund account. A mutual fund account can be opened with no initial investment if you elect to have monthly automatic investments of at least $50 from a bank account. InveStart is not available on tax-exempt funds or the S&P 500 Index Fund. The minimum initial investment for IRAs is $250, except for the $2,000 minimum required for the S&P 500 Index Fund. IRAs are not available for tax-exempt funds. The Growth and Tax Strategy Fund is not available as an investment for your IRA because the majority of its income is tax exempt.

** California, Florida, New York, Texas, and Virginia funds available to residents only.

Non-deposit investment products are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, USAA Federal Savings Bank, and are subject to investment risks, and may lose value.

For more complete information about the mutual funds managed and distributed by USAA IMCO, including charges and expenses, please call 1-800-531-8181 for a prospectus. Read it carefully before you invest.








Message from the President

Over the past couple of years when Ken Willmann, who heads up our tax-exempt bond area, has gone with us to speak to shareholders, he's said, "Bonds are like Rodney Dangerfield. They get no respect." That was because the great performance of stocks since 1995 made any bond look pale by comparison. But what a difference a few months make!

After 1995, I told stock fund shareholders, "It was a great year, but it would be a stretch to expect a repeat." After 1996, I said, "That's two great years in a row. Any more would be unusual." After 1997, I said, "You should not extrapolate 30% a year returns." Finally, by August of this year, my caution proved correct. (The market is often reluctant to recognize genius.) Herein lies the case for owning bonds.

[PHOTOGRAPH OF PRESIDENT AND VICE CHAIRMAN OF THE BOARD, MICHAEL J. C. ROTH, CFA, APPEARS HERE]

You have probably heard me say, that in my career I've known only two people who could really stand a portfolio that is 100% stocks. That is being proven again. The actual fear that accompanies a severe market drop is something difficult to imagine. That fear is now impelling people toward fixed-income investments. The behavior of stocks and bonds this past summer reinforces such a move, because as stocks went into turmoil, a shift of money into bonds drove their prices up. If you owned both in your portfolio, this difference in performance of the two classes would have, I believe, left you much calmer than if you owned stocks alone.

The ability to keep emotion out of investing and to look instead for opportunity is very important. To be able to do that in a time like August 1998, for most people, requires a portfolio that is a mix of stocks and bonds. And that's because the markets will always surprise us.

Sincerely,

Michael J.C. Roth, CFA
President and
Vice Chairman of the Board


P.S. We have some news for those USAA funds that paid capital gain distributions during 1998! President Clinton signed the appropriations bill October 23, 1998, that modifies the long-term (12 months) capital gains holding period rules so that essentially all registered investment company capital gain dividends paid to shareholders during 1998 will be taxed at a maximum of 20%.


Past performance is no guarantee of future results.

For more information about mutual funds managed and distributed by USAA IMCO, including charges and expenses, please call for a prospectus. Read it carefully before investing.

Although none of the investment instruments mentioned are guaranteed or insured, government bonds are backed by the full faith and credit of the U.S. Government. Common stocks are considered to have the most risk, followed by corporate bonds and government bonds. All of these vehicles are subject to tax. If held to maturity, bonds offer a fixed rate of return and fixed principal value. Return and principal value of an investment in stocks will fluctuate.




Investment Review

USAA LONG-TERM FUND

OBJECTIVE: Provide investors with interest income that is exempt from federal income tax.

TYPES  OF  INVESTMENTS:   Invests   primarily  in  investment  grade  tax-exempt
securities of varying maturities. The average weighted portfolio maturity is 10 years or more.

--------------------------------------------------------------------------------
                                           3/31/98               9/30/98
--------------------------------------------------------------------------------
  Net Assets                           $2,042.5 Million     $2,173.3 Million
  Net Asset Value Per Share                 $14.00               $14.25
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
6-MONTH TOTAL RETURN AND 30-DAY SEC YIELD* AS OF 9/30/98
--------------------------------------------------------------------------------
      3/31/98 to 9/30/98                       30-Day SEC Yield
             4.59% +                                 4.43%
--------------------------------------------------------------------------------

* Calculated as prescribed by the Securities and Exchange Commission.
+ Total returns for periods of less than one year are not annualized. This six-month return is cumulative.



                     Average Annual Compounded Returns with
         Reinvestement of Dividends - Periods Ending September 30,1998

               TOTAL                  DIVIDEND                  PRICE
               RETURN       EQUALS     RETURN       PLUS        CHANGE
--------------------------------------------------------------------------------
10 YEARS       8.35%          =         6.68%         +         1.67%
5 YEARS        6.21%          =         6.06%         +         0.15%
1 YEAR         9.32%          =         5.83%         +         3.49%
--------------------------------------------------------------------------------



ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE 10-YEAR PERIOD ENDED SEPTEMBER 30, 1998

A chart in the form of a bar graph appears here, illustrating the Annual Total Returns and Compounded Dividend Returns of the USAA Long-Term Fund for the 10-year period ended September 30, 1998.

Total Return for Years Ended:
----------------------------
9/30/89        10.37%
9/30/90         5.68%
9/30/91        13.01%
9/30/92        10.99%
9/30/93        12.77%
9/30/94        -4.32%
9/30/95         9.83%
9/30/96         6.91%
9/30/97        10.02%
9/30/98         9.32%

**Compounded Dividend Yield for Years Ended:
-------------------------------------------
9/30/89         7.77%
9/30/90         7.37%
9/30/91         7.70%
9/30/92         7.04%
9/30/93         6.69%
9/30/94         5.16%
9/30/95         6.70%
9/30/96         6.15%
9/30/97         6.17%
9/30/98         5.83%

Change in Share Price:
---------------------
9/30/89         2.60%
9/30/90        -1.69%
9/30/91         5.31%
9/30/92         3.95%
9/30/93         6.08%
9/30/94        -9.48%
9/30/95         3.13%
9/30/96         0.76%
9/30/97         3.85%
9/30/98         3.49%

** Compounded Dividend yield calculation includes only income distributions.


Total return equals income return plus share price change and assumes reinvestment of all dividends and capital gain distributions. Dividend return is the income dividends received over the period assuming reinvestment of all dividends. Share price change is the change in net asset value over the period adjusted for capital gain distributions. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. The performance data quoted represent past performance and are not an indication of future results. Investment return and principal value of an investment will fluctuate, and an investor's shares, when redeemed, may be worth more or less than their original cost.


COMPARISON - 12 MONTH DIVIDEND YIELD

A chart in the form of a bar graph appears here illustrating the comparison of the 12 Month Dividend Yield of the USAA Long-Term Fund to the 12 Month Dividend Yield of the Lipper General Municipal Debt Funds Average from 9/30/89 to 9/30/98.

                   USAA Long-Term                  Lipper General Municipal
                    Fund Yield                     Debt Funds Average Yield
09/30/89              7.29%                                     6.99%
09/30/90              7.38%                                     6.98%
09/30/91              6.93%                                     6.50%
09/30/92              6.45%                                     6.05%
09/30/93              5.83%                                     5.33%
09/30/94              6.01%                                     5.46%
09/30/95              6.13%                                     5.24%
09/30/96              5.95%                                     5.06%
09/30/97              5.67%                                     4.78%
09/30/98              5.40%                                     4.45%

12-month dividend yield is computed by dividing income dividends paid during the previous 12 months by the latest month-end net asset value adjusted for capital gain distributions. The graph represents data for periods ending 9/30/89 to 9/30/98.


CUMULATIVE PERFORMANCE COMPARISON

A chart in the form of a line graph appears here, comparing the cumulative performance of a $10,000 investment for the USAA Long-Term Fund, Lehman Brothers Municipal Bond Index and the Lipper General Municipal Debt Funds Average. The data points from the graph are as follows:

USAA  Long-Term Fund
  Year                Amount
--------              -------
09/30/88              $10,000
03/31/89              $10,355
09/30/89              $11,037
03/31/90              $11,436
09/30/90              $11,664
03/31/91              $12,403
09/30/91              $13,182
03/31/92              $13,691
09/30/92              $14,630
03/31/93              $15,397
09/30/93              $16,499
03/31/94              $15,761
09/30/94              $15,785
03/31/95              $16,559
09/30/95              $17,337
03/31/96              $17,863
09/30/96              $18,536
03/31/97              $19,026
09/30/97              $20,393
03/31/98              $21,316
09/30/98              $22,295

Lehman Brothers Municipal Bond Index
  Year                Amount
--------              -------
09/30/88              $10,000
03/31/89              $10,254
09/30/89              $10,868
03/31/90              $11,336
09/30/90              $11,607
03/31/91              $12,381
09/30/91              $13,138
03/31/92              $13,618
09/30/92              $14,511
03/31/93              $15,323
09/30/93              $16,360
03/31/94              $15,679
09/30/94              $15,960
03/31/95              $16,844
09/30/95              $17,745
03/31/96              $18,256
09/30/96              $18,817
03/31/97              $19,250
09/30/97              $20,514
03/31/98              $21,313
09/30/98              $22,301

Lipper General Municipal Debt Funds Average
  Year                Amount
--------              -------
09/30/88              $10,000
03/31/89              $10,335
09/30/89              $10,888
03/31/90              $11,257
09/30/90              $11,465
03/31/91              $12,211
09/30/91              $12,975
03/31/92              $13,438
09/30/92              $14,332
03/31/93              $15,191
09/30/93              $16,243
03/31/94              $15,500
09/30/94              $15,657
03/31/95              $16,492
09/30/95              $17,223
03/31/96              $17,715
09/30/96              $18,238
03/31/97              $18,613
09/30/97              $19,866
03/31/98              $20,642
09/30/98              $21,552

Data from 9/30/88 through 9/30/98

The broad-based Lehman Brothers Municipal Bond Index is an unmanaged index that tracks total return performance for the investment grade tax-exempt bond market. The Lipper General Municipal Debt Funds Average is the average performance level of all general municipal debt funds, as computed by Lipper Analytical Services, Inc., an independent organization that monitors the performance of mutual funds. All tax-exempt bond funds will find it difficult to outperform the Lehman Index, since funds have expenses.







Message from the Manager

[PHOTOGRAPH OF PORTFOLIO MANAGER, KENNETH E. WILLMANN, CFA, APPEARS HERE]

INTEREST RATE MARKET
Interest rates generally declined in the six months ended September 30, 1998. The graph below illustrates this well.

MUNICIPAL, CORPORATE, AND U.S. TREASURY BOND YIELDS
A chart in the form of a line graph appears here illustrating the yields of the Lehman Brothers Investment Grade Corporate Bond Index, the 30-year U.S. Treasury Bond, and the Bond Buyer 40-Bond Index (BBI40) from 3/31/98 to 9/30/98.

                Lehman
               Brothers             30-year           Bond Buyer
           Investment Grade          U.S.              40-Bond
          Corporate Bond Index     Treasury          Index (BBI40)
         ---------------------     ---------         -------------
3/31/98        6.55%                5.93%                5.27%
4/15/98        6.47%                5.88%                5.29%
4/30/98        6.54%                5.95%                5.39%
5/15/98        6.57%                5.97%                5.28%
5/29/98        6.44%                5.80%                5.22%
6/15/98        6.33%                5.57%                5.16%
6/30/98        6.41%                5.63%                5.22%
7/15/98        6.44%                5.71%                5.25%
7/31/98        6.50%                5.71%                5.26%
8/14/98        6.43%                5.54%                5.20%
8/31/98        6.46%                5.27%                5.11%
9/15/98        6.30%                5.26%                5.14%
9/30/98        5.93%                4.98%                5.04%

Note: Past performance is no guarantee of future results. The results of the comparison reflect current conditions as regards to tax laws, inflationary trends, and general corporate policies and practices. Investors are encouraged to closely monitor changes in any factor which may affect their investments.

Please note that the top line is the yield on the Lehman Brothers Investment Grade Corporate Bond Index, which is a standard of interest rates on bonds issued by corporations and other businesses. The middle line is the yield of the active 30-year U.S. Treasury Bond, or the "Long Bond" as it is known. This is generally considered the benchmark for long-term interest rates in the U.S. The bottom line in the graph represents the yield of the Bond Buyer 40-Bond Index (BBI40), which is the industry standard for the yield of long-term, investment-grade municipal bonds.

Besides the fact that all three lines in the graph trend downward, the most striking observation is how different those trends are. By far, the Long Bond declined the most. Its yield declined .95% over the period to 4.98%. Yes, you are reading it correctly, 4.98%! Treasury bonds hit yield levels not seen in over thirty years!

Corporate bonds followed, but not as steeply. Their yields declined .62% over the period to 5.93%, most of which took place in September. The BBI40 yield line has the most gentle decline of only .23%. In fact, on September 30, the yield on the BBI40 of 5.04% was actually higher than that on the "Long Bond." This is a very rare occurrence! Remember, the interest on most municipal bonds is free from federal income tax while interest from government and corporate bonds is taxable. The yield on taxable bonds is usually higher than that on tax-free bonds to compensate the investor for the taxes which will be owed.

CHANGING RELATIONSHIPS
What caused these yield relationships to change? Why do municipal bonds yield more than Treasury bonds and closer than usual to corporate bonds? Let's begin by discussing what is going on with Treasury bonds.

While the U.S. economy is currently in good shape, many of the world's economies are not. You have probably heard of the economic collapses in Asia and Russia. It appears that Latin America is poised to follow. These collapses have led to business failures, declining employment and wages, credit crunches and deflation of prices. In short, many of the world's economies look a lot like the early 1930s in the U.S.

The economies of almost all countries in the world are increasingly intertwined by technology and the expansion of world trade. Many people believe that it's only a matter of time, and perhaps not much time, before the U.S. and Western Europe are dragged into this scenario. The Federal Reserve Board in the U.S., which has been the leader in the fight against inflation for years, has recently turned its attention to worries about recession. On September 29, 1998, it lowered short-term interest rates .25% to 5.25%, the first change in over a year. The lowering of interest rates is thought to stimulate the economy. Many investors around the world, particularly those outside of this country, view U.S. Treasury securities as a very safe investment. Therefore, demand is very high for Treasury bonds as a haven against future economic turmoil and deflation brought on by severe recession. As a result, prices of these bonds soared, which in turn, caused yields to fall very rapidly.

Municipal and corporate bonds do not offer this "ultimate safety." Both entail some default risk, though careful selection can reduce that risk. Municipal bonds are suffering from a high level of issuance of new bonds, as well. The lower level of interest rates is leading to much borrowing both to refinance older outstanding bonds and to finance new projects. Demand for new bonds has not kept pace with this large supply, causing the more restrained decline in yields on the BBI40.

In summary, the continued decline in inflation is lowering interest rates, while economic fear is driving people toward buying U.S. Treasury securities. Municipal bonds have also been affected by an oversupply of new issues.

AN OPPORTUNITY
All of the foregoing combine to make tax-free municipal bonds attractive investments, especially relative to other bonds. If the U.S. economy slows and inflation continues to fall, yields will continue to fall, and prices on existing bonds will rise.

LONG-TERM FUND PERFORMANCE
While past performance is no guarantee of future results, from March 31, 1998, to September 30, 1998, your Fund paid an annualized dividend distribution yield
(1) of 5.36% versus the Lipper General Municipal Debt Funds Average(2) of 4.39% for the 245 funds in the category. During the six-month period, the share price rose $.25 to $14.25. For the six months, the Fund provided a total return(3) of 4.59%, well above the Lipper average total return of 4.28%.

Your Fund's performance has earned 5-star ratings from Morningstar for the overall, 3-, and 5- year periods and a 4-star rating for the 10-year period ending September 30, 1998, overall and among 1,581, 943, and 359 funds, respectively, in the municipal bond fund category.(4)


1) Dividend yield is computed by dividing income dividends paid during the previous 6 months by the latest month-end net asset value adjusted for capital gain distributions and annualizing the result.
2)  Refer to page 5 for the Lipper Average definition.
3) Total return equals income return plus share price change and assumes reinvestment of dividends and capital gain distributions.

Past performance is no guarantee of future results.

4) Morningstar proprietary ratings reflect historical risk-adjusted performance through September 30, 1998. The ratings are subject to change monthly. Morningstar ratings are calculated from the Fund's 3-, 5-, and 10-year average annual total returns, as applicable, in excess of 90-day Treasury bill returns with appropriate fee adjustment, and a risk factor that reflects fund performance below 90-day Treasury bill returns. There is a 3-year minimum performance requirement before a fund is rated. Overall rating is a weighted average of a fund's 3-, 5-, and 10-year ratings, as applicable. The top ten percent of the funds in a rating category receive five stars and the next 22.5% receive four stars.


To match the USAA Long-Term Fund's closing 30-Day SEC yield of 4.43% and:
--------------------------------------------------------------------------------
Assuming a Marginal Federal Tax Rate of:   15%     28%     31%     36%     39.6%
--------------------------------------------------------------------------------
A fully Taxable Investment must pay:     5.21%   6.15%   6.42%   6.92%     7.34%
--------------------------------------------------------------------------------

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA Family of Funds.


PORTFOLIO RATINGS/MIX
A pie chart is shown here depicting the Portfolio Mix as of September 30, 1998 of the USAA Long-Term Fund to be:

BBB - 30%; AAA - 26%; AA - 25%; A - 18%; BB - 1%.

This chart reflects the highest rating of either Moody's Investors Service, Standard & Poor's Rating Group, or Fitch Investors Service. Unrated securities that have been determined by USAA IMCO to be of equivalent investment quality to category AAA account for 2.8% of the Fund's investments.

Note: Income may be subject to federal, state or local taxes, or the alternative minimum tax.

See page 26 for a complete listing of the Portfolio of Investments.







Investment Review

USAA INTERMEDIATE-TERM FUND

OBJECTIVE: Provide investors with interest income that is exempt from federal income tax.

TYPES  OF  INVESTMENTS:   Invests   primarily  in  investment  grade  tax-exempt
securities of varying maturities. The average weighted portfolio maturity is between 3 and 10 years.

--------------------------------------------------------------------------------
                                           3/31/98               9/30/98
--------------------------------------------------------------------------------
  Net Assets                           $2,039.5 Million     $2,225.4 Million
  Net Asset Value Per Share                 $13.38               $13.59
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
6-MONTH TOTAL RETURN AND 30-DAY SEC YIELD* AS OF 9/30/98
--------------------------------------------------------------------------------
      3/31/98 to 9/30/98                       30-Day SEC Yield
            4.28% +                                   4.28%
--------------------------------------------------------------------------------

*  Calculated as prescribed by the Securities and Exchange Commission.
+ Total returns for periods of less than one year are not annualized. This six-month return is cumulative.


                     Average Annual Compounded Returns with
         Reinvestement of Dividends - Periods ending September 30, 1998

               TOTAL                  DIVIDEND                  PRICE
               RETURN       EQUALS     RETURN       PLUS        CHANGE
--------------------------------------------------------------------------------
10 YEARS       7.83%          =         6.26%         +         1.57%
5 YEARS        6.25%          =         5.68%         +         0.57%
1 YEAR         8.55%          =         5.60%         +         2.92%
--------------------------------------------------------------------------------



ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE 10-YEAR PERIOD ENDED SEPTEMBER 30, 1998

A chart in the form of a bar graph appears here, illustrating the Annual Total Returns and Compounded Dividend Returns of the USAA Intermediate-Term Fund for the 10- year period ended September 30, 1998.

Total Return for Years Ended:
----------------------------
9/30/89         7.88%
9/30/90         6.71%
9/30/91        11.08%
9/30/92         9.73%
9/30/93        11.87%
9/30/94        -1.17%
9/30/95         9.76%
9/30/96         5.43%
9/30/97         9.07%
9/30/98         8.55%

**Compounded Dividend Yield for Years Ended:
-------------------------------------------
9/30/89         7.29%
9/30/90         7.13%
9/30/91         7.26%
9/30/92         6.54%
9/30/93         6.01%
9/30/94         5.16%
9/30/95         6.04%
9/30/96         5.74%
9/30/97         5.86%
9/30/98         5.60%

Change in Share Price:
---------------------
9/30/89         0.59%
9/30/90        -0.42%
9/30/91         3.82%
9/30/92         3.19%
9/30/93         5.86%
9/30/94        -6.33%
9/30/95         3.72%
9/30/96        -0.31%
9/30/97         3.21%
9/30/98         2.95%

** Compounded Dividend yield calculation includes only income distributions.


Total return equals income return plus share price change and assumes reinvestment of all dividends and capital gain distributions. Dividend return is the income dividends received over the period assuming reinvestment of all dividends. Share price change is the change in net asset value over the period adjusted for capital gain distributions. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. The performance data quoted represent past performance and are not an indication of future results. Investment return and principal value of an investment will fluctuate, and an investor's shares, when redeemed, may be worth more or less than their original cost.


COMPARISON - 12 MONTH DIVIDEND YIELD

A chart in the form of a bar graph appears here illustrating the comparison of the 12 Month Dividend Yield of the USAA Intermediate-Term Fund to the 12 Month Dividend Yield of the Lipper Intermediate Municipal Debt Funds Average from 9/30/89 to 9/30/98.

         USAA Intermediate-Term               Lipper Intermediate Municipal
             Fund Yield                          Debt Funds Average Yield
9/30/89        7.01%                                     6.48%
9/30/90        6.98%                                     6.39%
9/30/91        6.67%                                     6.02%
9/30/92        6.07%                                     5.49%
9/30/93        5.35%                                     4.70%
9/30/94        5.55%                                     4.76%
9/30/95        5.50%                                     4.63%
9/30/96        5.63%                                     4.50%
9/30/97        5.44%                                     4.35%
9/30/98        5.22%                                     4.12%


12-month dividend yield is computed by dividing income dividends paid during the previous 12 months by the latest month-end net asset value adjusted for capital gain distributions. The graph represents data for periods ending 9/30/89 to 9/30/98.


CUMULATIVE PERFORMANCE COMPARISON

A chart in the form of a line graph appears here, comparing the cumulative performance of a $10,000 Investment for the USAA Intermediate-Term Fund, Lehman Brothers Municipal Bond Index and the Lipper Intermediate Municipal Debt Funds Average. The data points from the graph are as follows:

USAA  Intermediate-Term Fund
  Year                Amount
--------              -------
09/30/88              $10,000
03/31/89              $10,246
09/30/89              $10,788
03/31/90              $11,197
09/30/90              $11,511
03/31/91              $12,127
09/30/91              $12,786
03/31/92              $13,248
09/30/92              $14,030
03/31/93              $14,743
09/30/93              $15,695
03/31/94              $15,195
09/30/94              $15,512
03/31/95              $16,132
09/30/95              $17,025
03/31/96              $17,417
09/30/96              $17,949
03/31/97              $18,427
09/30/97              $19,577
03/31/98              $20,378
09/30/98              $21,250

Lehman Brothers Municipal Bond Index
  Year                Amount
--------              -------
09/30/88              $10,000
03/31/89              $10,254
09/30/89              $10,868
03/31/90              $11,336
09/30/90              $11,607
03/31/91              $12,381
09/30/91              $13,138
03/31/92              $13,618
09/30/92              $14,511
03/31/93              $15,323
09/30/93              $16,360
03/31/94              $15,679
09/30/94              $15,960
03/31/95              $16,844
09/30/95              $17,745
03/31/96              $18,256
09/30/96              $18,817
03/31/97              $19,250
09/30/97              $20,514
03/31/98              $21,313
09/30/98              $22,301

Lipper Intermediate Municipal Debt Funds Average
  Year                Amount
--------              -------
09/30/88              $10,000
03/31/89              $10,199
09/30/89              $10,687
03/31/90              $11,061
09/30/90              $11,344
03/31/91              $11,990
09/30/91              $12,601
03/31/92              $13,012
09/30/92              $13,776
03/31/93              $14,435
09/30/93              $15,257
03/31/94              $14,840
09/30/94              $15,072
03/31/95              $15,652
09/30/95              $16,390
03/31/96              $16,744
09/30/96              $17,104
03/31/97              $17,466
09/30/97              $18,380
03/31/98              $18,937
09/30/98              $19,708

Data from 9/30/88 through 9/30/98

The broad-based Lehman Brothers Municipal Bond Index is an unmanaged index that tracks total return performance for the investment grade tax-exempt bond market. The Lipper Intermediate Municipal Debt Funds Average is the average performance level of all intermediate municipal debt funds, as computed by Lipper Analytical Services, Inc., an independent organization that monitors the performance of mutual funds. All tax-exempt bond funds will find it difficult to outperform the Lehman Index, since funds have expenses.







Message from the Manager

[PHOTOGRAPH OF PORTFOLIO MANAGER, CLIFFORD A. GLADSON, CFA, APPEARS HERE]

CREDIT MARKET REVIEW
During the first half of the Fund's fiscal year, March 31,1998, to September 30,1998, the yield-to-maturity for 10-year Treasury bonds dropped 1.24%. However, the yield for 10-year "AA" rated municipal bonds fell only .29%. The decrease in interest rates and the increase in bond prices reflected the credit market's opinion that the problems in the Asian and emerging market economies would moderate growth in the domestic market and keep inflation in check. For a discussion on the factors that influence the movements between different segments of the credit market, please see the narrative for the USAA Short-Term Fund on page 19.

FUND PERFORMANCE
While past performance is no guarantee of future results, from March 31, 1998, to September 30, 1998, your Fund paid an annualized dividend distribution yield
(1) of 5.19% versus an average dividend distribution yield of 4.04% for the Lipper Intermediate Municipal Debt Funds Average.(2) During this same period, the Fund share price rose $.21 to $13.59. The Fund's dividend distributions and share appreciation combined to produce a six-month total return(3) of 4.28%. This was well above the Lipper average six-month total return of 3.92%.

Your Fund's performance has earned 5-star ratings from Morningstar for the overall,3-, 5-, and 10-year periods ended September 30, 1998, overall and among 1,581, 943, and 359 funds, respectively, in the municipal bond fund category.(4)


1) Dividend yield is computed by dividing income dividends paid during the previous 6 months by the latest month-end net asset value adjusted for capital gain distributions and annualizing the result.
2)  Refer to page 11 for the Lipper Average definition.
3) Total return equals income return plus share price change and assumes reinvestment of dividends and capital gain distributions.

Past performance is no guarantee of future results.

4) Morningstar proprietary ratings reflect historical risk-adjusted performance through September 30, 1998. The ratings are subject to change monthly. Morningstar ratings are calculated from the Fund's 3-, 5-, and 10-year average annual total returns, as applicable, in excess of 90-day Treasury bill returns with appropriate fee adjustment, and a risk factor that reflects fund performance below 90-day Treasury bill returns. There is a 3-year minimum performance requirement before a fund is rated. Overall rating is a weighted average of a fund's 3-, 5-, and 10-year ratings, as applicable. The top ten percent of the funds in a rating category receive five stars and the next 22.5% receive four stars.

FIXED INCOME INVESTMENT
I believe that the Webster definition of investment that best describes fixed-income investment is, "a siege: to pursue persistently or diligently." Fixed-income securities are primarily for income accumulation rather than capital appreciation. Fixed-income investors will see an accumulation in real wealth if the after-tax yield is greater than the rate of inflation AND they harness the power of compounding by reinvesting interest payments.

The graph below shows the sources of return for $1.00 invested in 10-year Treasury bonds over the last 52 years. Over this period, the principal and compound interest would have returned $19.15. The reinvested income accounted for $15.63 of the total investment return.


                          COMPONENTS OF TOTAL RETURN:
                   US TREASURY INTERMEDIATE GOVERNMENT BONDS
                                   1946-1997

A chart in the form of a line graph appears here, illustrating the sources of return for $1.00 invested in 10-year Treasury bonds over the last 52 years.

               Principal            Coupons       Reinvested           Inflation
                 Price               Price          Price               Price
               ----------         -----------    -------------        ----------
1946            $1.00               $ .01             $ .00            $ 1.18
1949             1.01                 .05               .00              1.30
1953              .99                 .13               .01              1.48
1957              .97                 .23               .03              1.56
1961              .94                 .37               .07              1.65
1965              .90                 .52               .14              1.75
1969              .79                 .70               .21              2.07
1973              .86                 .93               .60              2.54
1977              .84                1.17              1.10              3.41
1981              .68                1.46              1.67              5.16
1985              .83                1.81              4.62              6.01
1989              .86                2.09              7.39              6.93
1993              .99                2.34             12.29              8.01
1997              .95                2.57             15.63              8.86

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA Family of Funds.

Compound interest amounted to 4.4 times the capital appreciation and simple interest which totaled $3.52. Note that inflation would erode real purchasing power without the benefit of compound interest.

TAX-EXEMPT FIXED INCOME INVESTMENT
The primary objective of each USAA tax-exempt bond fund is to distribute a high level of tax-exempt dividends. Our income orientation reflects the mathematical nature of bonds, the Federal Income Tax Code, and the behavior of the fixed-income market.

Interest rates fluctuate. When interest rates rise, the price of a bond falls. When interest rates fall, the price of a bond rises. At maturity, barring a credit disaster, a bond pays off at face value. The only tax-exempt income that is earned depends on the bond's coupon yield at the time of purchase.

Common  sense  dictates  that  taxpayers  value  tax-exempt  income over taxable capital gain distributions. The table on page 10 shows the sources of total return for the USAA Intermediate-Term Fund over the last 1, 5, and 10 years. Notice that the return from tax-exempt income is the dominant component of long-term total return. The three graphs on page 10 further illustrate how the dividend return and yearly price appreciation combine to produce annual total returns. Besides dominating long-term total return, tax-exempt income distributions help smooth out the annualized total return.

Two market factors shape our income-oriented portfolio strategy. First, to our knowledge, no one has consistently been able to predict the movement in interest rates. This makes market timing a losing proposition. Consequently, USAA tax-exempt funds tend to remain fully invested and do not try to time the market. When we do trade bonds, it is to take advantage of interest rate movements that may increase the Fund's dividend distribution yield. Secondly, yields for municipal bonds tend to increase as bond maturity lengthens. This means that in order to earn a high level of income, the Fund's weighted average maturity will usually be near its upper limit.

We believe that our shareholders may realize a potential increase in real wealth reflected by a rise in the purchasing power of their investments, if USAA tax-exempt funds persistently invest using an income-oriented approach, and shareholders diligently reinvest income to reap the benefits of compounding.



                   To match the USAA Intermediate-Term Fund's
                     closing 30-Day SEC yield of 4.28% and:
--------------------------------------------------------------------------------
Assuming a Marginal Federal Tax Rate of:   15%     28%     31%     36%     39.6%
--------------------------------------------------------------------------------
A fully Taxable Investment must pay:     5.04%   5.94%   6.20%   6.69%     7.09%
--------------------------------------------------------------------------------

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA Family of Funds.


PORTFOLIO RATINGS/MIX

A pie chart is shown here depicting the Portfolio Mix as of September 30, 1998 of the USAA Intermediate-Term Fund to be:

A - 29%; AAA - 28%; BBB - 24%; AA - 15%; BB - 3%; Cash Equivalent - 1%.

This chart reflects the highest rating of either Moody's Investors Service, Standard & Poor's Rating Group, or Fitch Investors Service. Unrated securities that have been determined by USAA IMCO to be of equivalent investment quality to categories AAA, AA, and BBB account for .8%, .1%, and 1.6%, respectively, of the Fund's investments.

Note: Income may be subject to federal, state or local taxes, or the alternative minimum tax.

See page 35 for a complete listing of the Portfolio of Investments.








Investment Review

USAA SHORT-TERM FUND

OBJECTIVE: Provide investors with interest income that is exempt from federal income tax.

TYPES  OF  INVESTMENTS:   Invests  primarily  in  investment   grade  tax-exempt
securities of varying maturities. The average weighted portfolio maturity is 3 years or less.

--------------------------------------------------------------------------------
                                           3/31/98              9/30/98
--------------------------------------------------------------------------------
  Net Assets                            $970.8 Million       $991.7 Million
  Net Asset Value Per Share                 $10.74               $10.80
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
6-MONTH TOTAL RETURN AND 30-DAY SEC YIELD* AS OF 9/30/98
--------------------------------------------------------------------------------
      3/31/98 to 9/30/98                       30-Day SEC Yield
            2.88% +                                  3.75%
--------------------------------------------------------------------------------

*  Calculated as prescribed by the Securities and Exchange Commission.
+ Total returns for periods of less than one year are not annualized. This six-month return is cumulative.


                     Average Annual Compounded Returns with
         Reinvestement of Dividends - Periods ending September 30, 1998

               TOTAL                  DIVIDEND                  PRICE
               RETURN       EQUALS     RETURN       PLUS        CHANGE
--------------------------------------------------------------------------------
10 YEARS       5.69%          =         5.28%         +         0.41%
5 YEARS        4.82%          =         4.65%         +         0.17%
1 YEAR         5.62%          =         4.69%         +         0.93%
--------------------------------------------------------------------------------



ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE 10-YEAR PERIOD ENDED SEPTEMBER 30, 1998

A chart in the form of a bar graph appears here, illustrating the Annual Total Returns and Compounded Dividend Returns of the USAA Short-Term Fund for the 10-year period ended September 30, 1998.

Total Return for Years Ended:
----------------------------
9/30/89         6.87%
9/30/90         5.74%
9/30/91         7.60%
9/30/92         6.71%
9/30/93         5.95%
9/30/94         1.70%
9/30/95         6.41%
9/30/96         4.51%
9/30/97         5.95%
9/30/98         5.62%

**Compounded Dividend Yield for Years Ended:
-------------------------------------------
9/30/89         6.58%
9/30/90         6.61%
9/30/91         6.44%
9/30/92         5.37%
9/30/93         4.63%
9/30/94         4.22%
9/30/95         4.88%
9/30/96         4.79%
9/30/97         4.72%
9/30/98         4.69%

Change in Share Price:
---------------------
9/30/89         0.29%
9/30/90        -0.87%
9/30/91         1.16%
9/30/92         1.34%
9/30/93         1.32%
9/30/94        -2.52%
9/30/95         1.53%
9/30/96        -0.28%
9/30/97         1.23%
9/30/98         0.93%

** Compounded Dividend yield calculation includes only income distributions.


Total return equals income return plus share price change and assumes reinvestment of all dividends and capital gain distributions. Dividend return is the income dividends received over the period assuming reinvestment of all dividends. Share price change is the change in net asset value over the period adjusted for capital gain distributions. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. The performance data quoted represent past performance and are not an indication of future results. Investment return and principal value of an investment will fluctuate, and an investor's shares, when redeemed, may be worth more or less than their original cost.


COMPARISON - 12 MONTH DIVIDEND YIELD

A chart in the form of a bar graph appears here illustrating the comparison of the 12 Month Dividend Yield of the USAA Short-Term Fund to the 12 Month Dividend Yield of the Lipper Short-Term Municipal Debt Funds Average from 9/30/89 to 9/30/98.

               USAA Short-Term                     Lipper Short-Term Municipal
                 Fund Yield                         Debt Funds Average Yield
9/30/89            6.35%                                     6.04%
9/30/90            6.51%                                     6.20%
9/30/91            6.14%                                     5.80%
9/30/92            5.15%                                     4.92%
9/30/93            4.44%                                     4.11%
9/30/94            4.30%                                     3.84%
9/30/95            4.65%                                     4.18%
9/30/96            4.71%                                     4.09%
9/30/97            4.54%                                     4.07%
9/30/98            4.52%                                     3.85%

12-month dividend yield is computed by dividing income dividends paid during the previous 12 months by the latest month-end net asset value adjusted for capital gain distributions. The graph represents data for periods ending 9/30/89 to 9/30/98.


CUMULATIVE PERFORMANCE COMPARISON

A chart in the form of a line graph appears here, comparing the cumulative performance of a $10,000 Investment for the USAA Short-Term Fund, Lehman Brothers Municipal Bond Index and the Lipper Short-Term Municipal Debt Funds Average. The data points from the graph are as follows:

USAA  Short-Term Fund
  Year                Amount
--------              -------
09/30/88              $10,000
03/31/89              $10,220
09/30/89              $10,687
03/31/90              $11,028
09/30/90              $11,301
03/31/91              $11,719
09/30/91              $12,159
03/31/92              $12,550
09/30/92              $12,975
03/31/93              $13,350
09/30/93              $13,747
03/31/94              $13,733
09/30/94              $13,982
03/31/95              $14,353
09/30/95              $14,879
03/31/96              $15,190
09/30/96              $15,549
03/31/97              $15,904
09/30/97              $16,474
03/31/98              $16,913
09/30/98              $17,399

Lehman Brothers Municipal Bond Index
  Year                Amount
--------              -------
09/30/88              $10,000
03/31/89              $10,254
09/30/89              $10,868
03/31/90              $11,336
09/30/90              $11,607
03/31/91              $12,381
09/30/91              $13,138
03/31/92              $13,618
09/30/92              $14,511
03/31/93              $15,323
09/30/93              $16,360
03/31/94              $15,679
09/30/94              $15,960
03/31/95              $16,844
09/30/95              $17,745
03/31/96              $18,256
09/30/96              $18,817
03/31/97              $19,250
09/30/97              $20,514
03/31/98              $21,313
09/30/98              $22,301

Lipper Short-Term Municipal Debt Funds Average
  Year                Amount
--------              -------
09/30/88              $10,000
03/31/89              $10,209
09/30/89              $10,620
03/31/90              $10,963
09/30/90              $11,284
03/31/91              $11,707
09/30/91              $12,104
03/31/92              $12,464
09/30/92              $12,888
03/31/93              $13,223
09/30/93              $13,524
03/31/94              $13,599
09/30/94              $13,798
03/31/95              $14,094
09/30/95              $14,520
03/31/96              $14,835
09/30/96              $15,129
03/31/97              $15,411
09/30/97              $15,845
03/31/98              $16,202
09/30/98              $16,607

Data from 9/30/88 through 9/30/98

The broad-based Lehman Brothers Municipal Bond Index is an unmanaged index that tracks total return performance for the investment grade tax-exempt bond market. The Lipper Short-Term Municipal Debt Funds Average is the average performance level of all short-term municipal debt funds, as computed by Lipper Analytical Services, Inc., an independent organization that monitors the performance of mutual funds. All tax-exempt bond funds will find it difficult to outperform the Lehman Index, since funds have expenses.





Message from the Manager

[PHOTOGRAPH OF PORTFOLIO MANAGER, CLIFFORD A. GLADSON, CFA, APPEARS HERE]

FUND PERFORMANCE
While past performance is no guarantee of future results, from March 31, 1998, to September 30, 1998, your Fund paid an annualized dividend distribution yield
(1) of 4.54% versus an average dividend distribution yield of 3.86% for the Lipper Short Municipal Debt Funds Average.(2) During the first six months of the Fund's fiscal year, the share price rose $.06 to $10.80. Over this same period, the Fund provided a total return(3) of 2.88%, well above the Lipper average total return of 2.52%.

Your Fund's performance has earned 5-star ratings from Morningstar for the overall, 3-, 5-, and 10-year periods ended September 30, 1998, overall and among 1,581, 943, and 359 funds, respectively, in the municipal bond fund category.(4)


1) Dividend yield is computed by dividing income dividends paid during the previous 6 months by the latest month-end net asset value adjusted for capital gain distributions and annualizing the result.
2)  Refer to page 17 for the Lipper Average definition.
3) Total return equals income return plus share price change and assumes reinvestment of dividends and capital gain distributions.

Past performance is no guarantee  of  future  results.

4) Morningstar proprietary ratings reflect historical risk-adjusted performance through September 30, 1998. The ratings are subject to change monthly. Morningstar ratings are calculated from the Fund's 3-, 5-, and 10-year average annual total returns, as applicable, in excess of 90-day Treasury bill returns with appropriate fee adjustment, and a risk factor that reflects fund performance below 90-day Treasury bill returns. There is a 3-year minimum performance requirement before a fund is rated. Overall rating is a weighted average of a fund's 3-, 5-, and 10-year ratings, as applicable. The top ten percent of the funds in a rating category receive five stars and the next 22.5% receive four stars.

TREASURY YIELDS VS MUNICIPAL YIELDS
During the first half of the Fund's fiscal year, March 31,1998, to September 30,1998, the yield-to-maturity for 3-year Treasury bonds dropped 1.30% while the yield for 5-year "AA" rated municipal bonds fell only .30%. The decrease in the general level of interest rates indicates that the credit market believes that inflation is under control, and the Federal Reserve Board is going to make a series of cuts in short-term interest rates.

ALL YIELDS DON'T NECESSARILY MARCH IN UNISON
During a recent training session one of our shareholder representatives asked, "Why haven't municipal yields fallen as far as treasury yields? What's wrong?" I replied "Nothing" and continued to explain that the outlook for the vast majority of municipal issuers was very rosy. Tax revenues were above budget estimates, and business conditions were good. He pressed on, "So what's the rest of the story?" I then proceeded to lay out the underpinnings of the credit market.

While the Federal Reserve Board influences the level of short-term interest rates, the general direction of all interest rates appears to be driven by inflation expectations. When inflation expectations rise, interest rates rise and the prices of bonds fall. When inflation expectations fall, interest rates fall, and the prices of bonds tend to rise.

The difference in relative performance among the different segments within the credit market reflects the foundation of any free market: supply and demand. The supply of U.S. Treasury securities has been stable, and demand, particularly from overseas, has been strong. The supply of municipal bonds has been robust, and the demand has been rather stable. The high demand for a fixed supply bid up the prices for U.S. Treasury securities, while the high supply and a fixed demand limited the rise in price for municipal bonds.

MARCHING TO A DIFFERENT BEAT
Will the relationship between treasury yields and municipal yields change? Yes, but no one has proven they can consistently predict the general movements of interest rates, much less the duration or timing of the spreads between interest rates within the credit market. We believe that an investment strategy based on our income orientation better serves the shareholder than a market timing strategy. Please see the narrative for the USAA Intermediate-Term Fund on page 14 for a discussion of our investment philosophy for tax-exempt funds.



To match the USAA Short-Term Fund's closing 30-Day SEC yield of 3.75% and:
--------------------------------------------------------------------------------
Assuming a Marginal Federal Tax Rate of:   15%     28%     31%     36%     39.6%
--------------------------------------------------------------------------------
A fully Taxable Investment must pay:     4.41%   5.21%   5.43%   5.86%     6.21%
--------------------------------------------------------------------------------

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA Family of Funds.


PORTFOLIO RATINGS/MIX

A pie chart is shown here depicting the Portfolio Mix as of September 30, 1998 of the USAA Short-Term Fund to be:

A - 30%; BBB - 21%; AAA - 19%; Cash Equivalents - 16%; AA - 12%; BB - 2%.

This chart reflects the highest rating of either Moody's Investors Service, Standard & Poor's Rating Group, or Fitch Investors Service. Unrated securities that have been determined by USAA IMCO to be of equivalent investment quality to categories A and BBB account for .6% and 2.6%, respectively, of the Fund's investments.

Note: Income may be subject to federal, state or local taxes, or the alternative minimum tax.

See page 51 for a complete listing of the Portfolio of Investments.






Investment Review

USAA TAX EXEMPT MONEY MARKET FUND

OBJECTIVE: Provide investors with interest income that is exempt from federal income tax while preserving capital and maintaining liquidity.

TYPES OF INVESTMENTS: High quality tax-exempt securities with maturities of 397 days or less. The Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less and will endeavor to maintain a constant net asset value per share of $1.00.*

* An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


--------------------------------------------------------------------------------
                                           3/31/98              9/30/98
--------------------------------------------------------------------------------
  Net Assets                           $1,631.8 Million     $1,592.9 Million
  Net Asset Value Per Share                 $1.00                 $1.00
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 9/30/98
--------------------------------------------------------------------------------
         3/31/98                                                   7-Day
       to 9/30/98       1 Year       5 Years      10 Years         Yield

         1.72% +         3.45%        3.25%         3.97%          3.69%
--------------------------------------------------------------------------------

+ Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

Total return equals income return and assumes reinvestment of all dividends and capital gain distributions. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Past performance is no guarantee of future results. Yields and returns fluctuate. The 7-day yield quotation more closely reflects current earnings of the Fund than the total return quotation.


7-DAY YIELD COMPARISON

A chart in the form of a line graph appears here illustrating the comparison of the 7-day Yield of the USAA Tax Exempt Money Market Fund and the IBC Financial Data, Inc. SB (Stock Broker) and GP (General Purpose) (Tax-Free) Money Funds.

                      USAA Tax Exempt
                     Money Market Fund                 IBC Financial Data, Inc.
09/30/97                     3.65%                              3.29%
10/28/97                     3.40%                              3.09%
11/25/97                     3.63%                              3.24%
12/30/97                     3.76%                              3.34%
01/27/98                     3.27%                              2.92%
02/24/98                     3.26%                              2.79%
03/31/98                     3.41%                              3.03%
04/28/98                     3.79%                              3.42%
05/26/98                     3.55%                              3.14%
06/30/98                     3.44%                              3.03%
07/28/98                     3.36%                              2.99%
08/25/98                     3.25%                              2.82%
09/29/98                     3.70%*                             3.21%*

Data represent the last Monday of each month.
* Ending date 9/28/98

The graph tracks the Fund's 7-day yield against IBC Financial Data, Inc. SB (Stock Broker) and GP (General Purpose) (Tax-Free) Money Funds, an average of money market fund yields.







Message from the Manager

[PHOTOGRAPH OF PORTFOLIO MANAGER, THOMAS G. RAMOS, CFA, APPEARS HERE]

OVERVIEW
Interest rates have continued to move lower in this reporting period ending September 30, 1998. Long-term U.S. Treasury bond yields declined to 4.98%. One-year Treasury bill yields were down to 4.40%. Tax-exempt securities generally followed this downward move with one-year tax-exempt levels at 3.24%.

The downward trend in U.S. Treasury yields reflects a flight to safety as our equity markets have moved into a tumultuous period. Additionally, some foreign markets, particularly Russia and the Far East, have suffered historic declines. Thus, foreign investors have also sought refuge in U.S. Treasury securities.

Turmoil in global financial markets along with some slowing in domestic economic statistics prompted the Federal Reserve to lower the federal funds rate .25% to 5.25% on September 29, 1998. This is the interbank lending rate and is the Fed's main signal of monetary policy. Current market expectation is that the Fed will likely cut rates again.

STRATEGY
Regardless of the interest rate environment, we continue our strategy of focusing on relative value. We buy those tax-exempt securities which we believe represent the best value at the time. Currently, our focus is on variable rate demand notes (VRDNs)(1) which represented nearly 70% of the portfolio at the end of September 1998. Although these securities generally have maturities of 10 to 20 years, they have a demand feature that effectively shortens their maturities to a day or seven days. The demand feature is usually guaranteed by a bank's letter of credit which assures that principal and interest will be paid as stated.

Given the importance of guarantors in these securities, we perform in-depth analysis on them. This analysis is done not only by me but also by our staff of money market analysts. Our analysts talk to management of these firms, analyze financial statements, and visit the sites. This research assures that we hold securities that are backed by financially healthy institutions. Analysis also helps us differentiate between perceived risks and actual risks which allows us to take advantage of inefficiencies in the market.

1) Variable rate demand notes represent borrowings that are payable on demand and that bear interest tied to a money market rate.

THE PORTFOLIO
The average maturity of the portfolio was 54 days at the end of September 1998. This reflected the relative unattractiveness of longer maturity notes compared to variable rate demand notes and commercial paper (CP). The relatively short maturity of VRDNs and CP also gives me flexibility in the types of securities I will be able to buy in the future.

PERFORMANCE
While past performance is no guarantee of future results, for the 12 months ending September 30, 1998, your Fund ranked 5 out of 137 national tax-exempt money market funds according to IBC First Data, Inc. with a compounded dividend yield of 3.45%. The average for the category over the same time period was 3.05%


CUMULATIVE PERFORMANCE COMPARISON

A chart in the form of a line graph appears here, comparing the cumulative performance of a $10,000 investment of the USAA Tax Exempt Money Market Fund. The data is from 9/30/88 to 9/30/98. The data points from the graph are as follows:

USAA  Tax Exempt Money Market Fund
  Year                Amount
--------              -------
09/30/88              $10,000
03/31/89              $10,295
09/30/89              $10,619
03/31/90              $10,937
09/30/90              $11,261
03/31/91              $11,586
09/30/91              $11,856
03/31/92              $12,084
09/30/92              $12,273
03/31/93              $12,434
09/30/93              $12,581
03/31/94              $12,721
09/30/94              $12,884
03/31/95              $13,100
09/30/95              $13,343
03/31/96              $13,579
09/30/96              $13,803
03/31/97              $14,026
09/30/97              $14,272
03/31/98              $14,514
09/30/98              $14,765

Data from 9/30/88 through 9/30/98

Past performance is no guarantee of future results and the value of your investment will vary according to the Fund's performance. Income may be subject to federal, state or local taxes, or to the alternative minimum tax. For 7-day yield information, please refer to the Fund's Investment Review page.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

See page 63 for a complete listing of the Portfolio of Investments.







CATEGORIES AND DEFINITIONS
PORTFOLIOS OF INVESTMENTS

September 30, 1998
(Unaudited)

Fixed-Rate Instruments - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

Put Bonds - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity to the next tender date.

Variable Rate Demand Notes (VRDN) - provide the right, on any business day, to sell the security at face value on either that day or in seven days. The interest rate is adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions. In money market funds, the effective maturity is the date on which the underlying principal amount may be recovered or the next rate adjustment date consistent with regulatory requirements. In bond funds, the effective maturity is the next put date. Most VRDNs possess a credit enhancement.

Credit Enhancement (CRE) - adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. The enhancement may be provided by either a high quality bank, insurance company, or other corporation, or a collateral trust. Typically, the rating agencies evaluate the security based upon the credit standing of the provider of the credit enhancement, rather than the credit standing of the issuer. If the securities are enhanced by a bond insurer, scheduled principal and interest payments are insured by:

 (1)  Municipal Bond Insurance Association.
 (2)  AMBAC Indemnity Corp.
 (3)  Financial Guaranty Insurance Co.
 (4)  Financial Security Assurance, Inc.
 (5)  Asset Guaranty Reinsurance Co.
 (6)  AXA Reinsurance Group.
 (7)  American Capital Access.
 (8)  TRYGG-HANSA Insurance Company Ltd.
 (9)  College Construction Loan Insurance Association.
(10)  Continental Casualty Co.
(11)  Continental General Corp.
(12)  Connecticut General Life Insurance Co.
(13)  Texas Permanent School Fund.
(14)  Metropolitan Life Insurance Co.
(15)  Provident Mutual Life Insurance Co.

The insurance does not guarantee the market value of the municipal bonds.


PORTFOLIO DESCRIPTION ABBREVIATIONS

BAN      Bond Anticipation Note
COP      Certificate of Participation
CP       Commercial Paper
CRE      Credit Enhanced
GO       General Obligation
IDA      Industrial Development Authority/Agency
IDB      Industrial Development Board
IDC      Industrial Development Corporation
IDRB     Industrial Development Revenue Bond
ISD      Independent School District
MFH      Multi-Family Housing
PCRB     Pollution Control Revenue Bond
RB       Revenue Bond
RN       Revenue Note
RAN      Revenue Anticipation Note
SFH      Single-Family Housing
TRAN     Tax Revenue Anticipation Note







USAA LONG-TERM FUND
PORTFOLIO OF INVESTMENTS
(IN THOUSANDS)

September 30, 1998
(Unaudited)


 Principal                                                           Coupon      Final        Market
  Amount    Security                                                  Rate      Maturity      Value
-------------------------------------------------------------------------------------------------------
                      FIXED RATE INSTRUMENTS (98.2%)
            Alabama (1.1%)
$  3,750    Baldwin County Health Care RB, Series 1996                6.75%     4/01/21      $  4,137
   8,000    Courtland IDRB, Series 1994                               5.90      2/01/17         8,400
  10,250    Prattville IDB RB, Series 1998                            5.30      9/01/28        10,376

            Alaska (2.6%)
            Housing Finance Corp. Collateralized RB,
   7,330     1991 Second Series                                       6.90      6/01/32         7,809
   9,785     1994 First Series                                        6.70     12/01/19        10,543
  13,735     1995 First Series (CRE)                                  6.55     12/01/37        14,841
  21,175    Valdez Marine Terminal RB, Series 1985A                   7.00     12/01/25        23,441

            Arizona (0.6%)
  13,500    Maricopa County Hospital Facilities RB,
             Series 1998 (CRE)                                        5.25     11/15/37        13,800

            California (6.0%)
  11,350    Central Valley Finance Auth. RB, Series 1993 (a)          6.20      7/01/20        12,785
  11,500    Los Angeles Regional Airport Improvement Corp.
             Refunding RB, Series 1996                                6.35     11/01/25        12,709
  17,000    Sacramento Cogeneration Auth. RB, Series 1995 (a)         6.50      7/01/21        19,990
  74,000    San Joaquin Hills Transportation Corridor
             Agency RB, Senior Lien (a)                               6.75      1/01/32        84,493

            Colorado (1.8%)
   9,500    Denver Health & Hospital Auth. RB, Series 1998A           5.38     12/01/28         9,563
  14,200    Health Facilities Auth. Hospital RB, Series 1993          6.63      2/01/13        15,361
  11,480    Summit County Sports Facilities RB, Series 1990           7.88      9/01/08        14,656

            Connecticut (2.2%)
   4,000    Health and Educational Facilities Auth. RB,
             Series 1996C                                             6.63      7/01/26         4,434
  41,200    Mashantucket (Western) Pequot Tribe RB,
             series 1997B (g)                                         5.75      9/01/27        43,366

            District of Columbia (1.6%)
  11,860    Health Facilities Mortgage RB, Series 1985                7.75      8/01/29        12,136
   8,000    Hospital RB, Series 1992B (a)                             7.00      8/15/15         9,034
  15,000    Washington DC Convention Center Auth. RB,
             Series 1998 (CRE) (2)                                    4.75     10/01/28        14,477

            Georgia (0.5%)
  10,000    Savannah Economic Development Auth. PCRB, Series 1995     6.15      3/01/17        11,564

            Hawaii (0.4%)
   7,330    State Highway RB, Series 1998                             5.50      7/01/18         8,004

            Idaho (1.2%)
  23,400    Nez Perce County PCRB, Series 1996                        6.00     10/01/24        25,205

            Illinois (6.1%)
            Chicago Gas Supply RB,
  13,500     Series 1985B                                             7.50      3/01/15        14,446
   7,500     Series 1985C                                             7.50      3/01/15         8,025
  24,250     Series 1995A                                             6.10      6/01/25        26,727
  13,725    Chicago-O'Hare International Airport RB, Series 1994      8.20     12/01/24        16,476
   6,700    Development Finance Auth. RB, Series 1996B (CRE)          6.40      9/01/31         7,632
            Health Facilities Auth. RB,
  17,775     Series 1992                                              7.00      1/01/15        19,134
   6,500     Series 1998                                              5.25      9/01/24         6,531
  19,600    Quincy Hospital RB, Series 1993                           6.00     11/15/18        20,564
  10,980    Regional Transport Auth. GO, Series 1994C (CRE)(3)        7.10      6/01/25        12,717

            Indiana (3.5%)
  10,945    Development Finance Auth. Environmental RB, Series 1996   6.15      7/15/22        11,873
 100,675    Health Facility Financing Auth. RB, Series 1992C (b)      7.89      7/01/23        16,665
  41,750    Indianapolis Airport Facility RB                          6.80      4/01/17        46,556

            Kansas (0.5%)
  60,245    Sedgwick County Mortgage Loan RB, Senior Series
             1991A (b)                                                7.11     12/01/22        10,538

            Kentucky (1.9%)
  39,595    Louisville and Jefferson County Metro Sewer District
             RB, Series 1997B (CRE)(1)                                5.20      5/15/25        40,585

            Louisiana (1.6%)
            East Baton Rouge Mortgage Finance Auth. RB,
   3,035     Series 1997F-1                                           5.35     10/01/30         3,037
   2,005     Series 1998B-1                                           5.35     10/01/30         2,006
  25,730    Lake Charles Harbor and Terminal District
             Port Facilities RB, Series 1995A                         7.75      8/15/22        29,626

            Maryland (0.7%)
  13,735    Community Development Administration SFH RB,
             Series 1996A                                             5.95      7/01/23        14,668

            Massachusetts (1.7%)
  10,000    Health and Educational Facilities Auth. RB,
             Series 1998L                                             4.75      6/01/31         9,669
  24,000    State GO, Series 1991A (a)                                7.63      6/01/08        26,836

            Michigan (2.7%)
   9,900    Battle Creek Downtown Development Auth. Development
             Bonds, Series 1994 (a)                                   7.60      5/01/16        11,841
  13,005    Dickinson County Economic Development Corp.
             PCRB, Series 1993                                        5.85     10/01/18        13,592
            Hospital Finance Auth. RB,
   7,250     Series 1995                                              6.70      1/01/26         8,176
  15,500     Series 1995A (a)                                         7.50     10/01/27        18,832
   6,500    Job Development Auth. RB, Series 1990A (CRE)              8.00     12/01/13         7,080

            Minnesota (3.8%)
            International Falls PCRB,
   5,000     Series 1997                                              5.65     12/01/22         5,071
   9,750     Series 1998                                              5.50      4/01/23         9,816
  50,690    St. Paul Housing and Redevelopment Auth. Hospital RB,
             Series 1993A                                             6.63     11/01/17        54,956
  13,375    Washington County Housing and Redevelopment Auth. RB,
             Series 1998                                              5.50     11/15/27        13,415

            Mississippi (1.6%)
            Lafayette County Hospital RB,
   2,940     Series 1991A (a)                                         7.95      3/01/16         3,275
  15,175     Series 1991B (a)                                         7.95      3/01/16        16,904
            Union County Hospital RB,
   4,450     Series 1991A (a)                                         7.95      3/01/16         4,957
   8,350     Series 1991B (a)                                         7.95      3/01/16         9,302

            Missouri (0.3%)
   5,000    Health and Educational Facilities RB, Series 1996A        6.38      2/01/27         5,371

            Montana (1.1%)
  14,545    Board of Housing RB, Series 1997A-1                       6.05     12/01/37        15,485
   7,660    Lewis and Clark County Environmental RB, Series 1998      5.60      1/01/27         7,905

            Nevada (0.9%)
  15,650    Humboldt County PCRB, Series 1984                         8.30     12/01/14        18,756

            New Hampshire (2.7%)
            Higher Educational and Health Facilities RB,
   8,580     Series 1993 (a)                                          6.38      7/01/23         9,637
   2,205     Series 1993                                              6.38      7/01/23         2,375
  13,500     Series 1998 (CRE)(7)                                     5.30     10/01/28        13,552
  31,085    Single-Family Mortgage Finance Auth. RB, Series 1993B     6.05      7/01/25        32,661

            New Jersey (0.7%)
  15,000    Camden County Improvement Authority RB, Series 1997       6.00      2/15/27        15,902

            New Mexico (2.4%)
  16,000    Chaves County Hospital RB (a)                             7.25     12/01/22        18,387
  30,100    Lordsburg PCRB                                            6.50      4/01/13        33,288

            New York (12.5%)
   1,600    Buffalo Municipal Water Finance Auth. RB,
             Series 1998A (CRE)(3)                                    5.00      7/01/28         1,606
  21,500    Dormitory Auth. RB, Series 1996B (Mental
             Health Services)                                         6.00      8/15/16        24,726
  54,000    Housing New York Corp. RB, Series 1993                    5.00     11/01/18        53,862
            Medical Care Facilities Finance Agency RB,
  36,275    Series 1994A (New York Hospital) (CRE)(2),(a)             6.90      8/15/34        42,973
  13,900    Series 1995A (Brookdale Hospital)(a)                      6.85      2/15/17        16,430
            New York City GO,
  50,000     Series 1995B (a)                                         7.25      8/15/19        59,332
   5,890     Series 1997I                                             6.25      4/15/17         6,625
  14,670     Series 1997I (a)                                         6.25      4/15/27        17,149
  16,380     Series 1997I                                             6.25      4/15/27        18,228
  41,000    New York City Municipal Water Finance Auth. RB,
             Series 1998D (b)                                         5.08      6/15/20        14,064
  14,625    Port Auth. of New York and New Jersey RB,
             Eighty-Fifth Series                                      5.38      3/01/28        16,102

            North Carolina (0.8%)
  16,585    Housing Finance Agency RB, Series R                       6.95      9/01/23        17,804

            North Dakota (0.2%)
   5,000    Oliver County PCRB, Series 1998A (CRE) (2)                5.30      1/01/27         5,222

            Ohio (0.3%)
   7,325    Lorain County Health Care Facilities RB, Series 1998A     5.25      2/01/21         7,272

            Oklahoma (2.1%)
  41,550    Tulsa Municipal Airport Transportation RB, Series 1995    6.25      6/01/20        44,911

            Pennsylvania (2.2%)
            Montgomery County IDA RB,
   7,500     Series 1996A                                             5.88     11/15/22         8,007
  10,000     Series 1996B                                             5.75     11/15/17        10,569
  27,470    Philadelphia Gas Works RB, 14th Series                    6.38      7/01/26        30,225

            Puerto Rico (7.0%)
            Electric Power Auth. RB,
  33,120     Series EE                                                4.75      7/01/24        32,467
  21,175     Series T (a)                                             6.38      7/01/24        24,314
  25,450     Series X (a)                                             6.13      7/01/21        29,231
  67,620    Highway and Transportation Auth. RB, Series 998A          4.75      7/01/38        66,370

            Rhode Island (1.2%)
  25,000    Housing and Mortgage Finance Corp. SFH RB,
             Series 15-A                                              6.85     10/01/24        27,054

            South Carolina (1.2%)
            Connector 2000 Association Toll Road RB,
  12,700     Series 1998B (b)                                         5.78      1/01/22         3,304
  13,000     Series 1998B (b)                                         5.80      1/01/23         3,192
  13,500     Series 1998B (b)                                         5.80      1/01/24         3,105
  16,200     Series 1998B (b)                                         5.80      1/01/25         3,516
  17,100     Series 1998B (b)                                         5.83      1/01/27         3,285
  17,500     Series 1998B (b)                                         5.83      1/01/28         3,171
  20,500     Series 1998B (b)                                         5.83      1/01/29         3,504
  20,000     Series 1998B (b)                                         5.83      1/01/37         2,104

            South Dakota (0.3%)
   7,000    Health and Educational Facilities Auth. RB,
             Series 1998 (CRE) (1)                                    5.00      9/01/22         6,966

            Tennessee (0.3%)
   7,255    Springfield Health and Educational Facilities Board
             RB, Series 1998                                          5.38      8/01/24         7,294

            Texas (7.1%)
   5,000    Austin Higher Education Auth. RB, Series 1998             5.25      8/01/23         4,996
  19,500    Bell County Health Facilities Development Corp. RB,
             Series 1989                                              6.50      7/01/19        23,101
  12,500    Harris County Health Facilities RB, Series 1992 (a)       7.13      6/01/15        14,122
  19,300    Harris County IDC RB, Series 1992                         6.95      2/01/22        20,949
   5,675    Lewisville RB, Series 1998 (CRE) (7)                      5.80      9/01/25         6,169
   5,100    Nueces River Auth. RB, Series 1998                        5.60      1/01/27         5,263
  21,000    Port of Corpus Christi IDC PCRB, Series 1997A             5.45      4/01/27        21,280
            San Antonio Electric and Gas RB,
  14,100     Series 1989A (a)                                         6.00      2/01/14        14,438
   6,955     Series 1989A                                             6.00      2/01/14         7,111
  20,000    Travis County Health Facilities Development Corp. RB,
             Series 1998A                                             5.38     11/01/28        20,719
            Tyler Health Facilities Development Corp. Hospital RB,
   4,700     Series 1993A (East Texas Medical Center)                 6.75     11/01/25         5,085
  10,300     Series 1993B (East Texas Medical Center)                 6.75     11/01/25        11,145

            Utah (1.4%)
  30,400    Murray City Hospital RB, Series 1996 (CRE) (1)            4.75      5/15/20        29,401

            Vermont (0.1%)
   2,500    Educational and Health Buildings RB, Series 1998          5.50      7/01/21         2,551

            Virginia (1.5%)
   8,300    Henrico County IDA Hospital RB, Series 1985C (a)          7.50      9/01/11         8,995
  21,950    Peninsula Ports Auth. RB, Series 1992 (CRE)               7.38      6/01/20        24,269

            Washington (7.6%)
   3,500    Housing Finance Commission RB, Series 1996A (CRE)         6.85      7/01/21         3,741
  66,485    King County GO, Series 1994A                              6.25      1/01/34        74,973
   6,995    King County Housing Auth. RB, Series 1998A (CRE) (5)      5.25      7/01/28         7,058
  73,500    Seattle Metropolitan Sewer RB, Series V                   6.20      1/01/32        78,473

            West Virginia (0.6%)
  12,500    Water Development Auth. RB, Series 1991A (CRE) (4)        7.00     11/01/25        13,840

            Wyoming (1.6%)
  33,735    Community Development Auth. SFH RB, Series 1993A          6.10      6/01/33        35,425
                                                                                           -----------
            Total fixed rate instruments (cost: $1,922,655)                                 2,133,059
                                                                                           -----------


                      VARIABLE RATE DEMAND NOTES (0.4%)
            District of Columbia (0.1%)
   1,800    GO, Series 1991B-1 (CRE)                                  4.15      6/01/03         1,800

            Florida (0.1%)
   1,480    Dade County Health Facilities Auth. RB,
             Series 1990 (CRE)                                        4.20      9/01/20         1,480
   2,120    Volusia County Health Facilities Auth. RB,
             Series 1995 (CRE)                                        4.10      9/01/20         2,120

            Louisiana (0.2%)
   4,300    Public Facilities Auth. MFH RB, Series 1991 (CRE)         4.20      7/01/07         4,300
                                                                                            ----------
            Total variable rate demand notes (cost: $9,700)                                     9,700
                                                                                           -----------
            Total investments (cost: $1,932,355)                                           $2,142,759
                                                                                           ===========



           PORTFOLIO SUMMARY BY INDUSTRY
          -------------------------------

     Escrowed Bonds                       22.8%
     Hospitals                            12.9
     Single-Family Housing                 8.8
     Water/Sewer Utilities - Municipal     6.8
     General Obligations                   4.7
     Special Assessment/Tax/Fee            4.7
     Natural Gas Utilities                 3.6
     Electric/Gas Utilities - Municipal    3.5
     Airlines                              3.4
     Paper & Forest Products               2.9
     Nursing/Continuing Care Centers       2.6
     Buildings                             2.5
     Air Freight                           2.1
     Metals/Mining                         2.1
     Gaming Companies                      2.0
     Airport/Port                          1.9
     Education                             1.7
     Toll Roads                            1.2
     Healthcare - Miscellaneous            1.1
     Oil - International Integrated        1.1
     Containers - Paper                    1.0
     Oil & Gas - Refining/Manufacturing    1.0
     Leasing                               1.0
     Other                                 3.2
                                          -----
     Total                                98.6%
                                          =====





 PORTFOLIO SUMMARY BY STATE
-----------------------------

Alabama                  1.1%
Alaska                   2.6
Arizona                   .6
California               6.0
Colorado                 1.8
Connecticut              2.2
District of Columbia     1.7
Florida                   .1
Georgia                   .5
Hawaii                    .4
Idaho                    1.2
Illinois                 6.1
Indiana                  3.5
Kansas                    .5
Kentucky                 1.9
Louisiana                1.8
Maryland                  .7
Massachusetts            1.7
Michigan                 2.7
Minnesota                3.8
Mississippi              1.6
Missouri                  .3
Montana                  1.1
Nevada                    .9
New Hampshire            2.7
New Jersey                .7
New Mexico               2.4
New York                12.5
North Carolina            .8
North Dakota              .2
Ohio                      .3
Oklahoma                 2.1
Pennsylvania             2.2
Puerto Rico              7.0
Rhode Island             1.2
South Carolina           1.2
South Dakota              .3
Tennessee                 .3
Texas                    7.1
Utah                     1.4
Vermont                   .1
Virginia                 1.5
Washington               7.6
West Virginia             .6
Wyoming                  1.6
                       ------
Total                   98.6%
                       ======





USAA INTERMEDIATE-TERM FUND
PORTFOLIO OF INVESTMENTS
(IN THOUSANDS)

September 30, 1998
(Unaudited)


 Principal                                                           Coupon      Final        Market
  Amount    Security                                                  Rate      Maturity      Value
----------------------------------------------------------------------------------------------------------
                         FIXED RATE INSTRUMENTS (93.1%)
           Alabama (0.3%)
$  2,000   Baldwin County Health Care Auth. Hospital RB,
            Series 1996                                               6.75%     4/01/15      $  2,213
   5,000   Prattville IDB PCRB, Series 1998                           5.15      9/01/13         5,040

           Alaska (0.6%)
           Housing Finance Corp. Mortgage RB,
   7,880     Series 1996A (CRE) (1)                                   6.00     12/01/15         8,471
   4,000     Series 1997A-1                                           5.50     12/01/17         4,166

           Arizona (0.4%)
   4,000   Educational Loan Marketing Corp. RB, Series 1992A          6.70      3/01/00         4,153
   4,500   Maricopa County Hospital RB, Series 1997                   6.13      4/01/18         4,864

           Arkansas (1.0%)
   4,000   Little Rock Capital Improvement RB, Series 1998A           5.70      1/01/18         4,075
   6,945   Mississippi County Hospital RB, Series 1992B               6.85     11/01/02         7,357
   8,635   St. Francis County Hospital RB, Series 1985                6.50      2/01/05         8,985
   1,110   Student Loan RB, Series 1991                               7.15      6/01/02         1,174

           California (6.3%)
   7,100   Central Valley Financing Auth. RB                          6.10      7/01/13         7,967
  10,500   Contra Costa Transportation Auth. RB,
            Series 1991A (CRE) (3),(b)                                6.30      3/01/03         8,833
           Foothill/Eastern Transportation Corridor Agency RB,
  10,000    Series 1995A (b)                                          6.87      1/01/10         8,234
  15,000    Series 1995A (b)                                          7.10      1/01/11        12,488
   9,085    Series 1995A (b)                                          6.82      1/01/13         7,524
   5,360   Housing Finance Agency RB, Series 1996A (CRE)(1)           5.70      8/01/10         5,729
  20,045   Pleasanton Joint Powers Financing Auth. RB,
            Series 1993A                                              6.00      9/02/05        21,762
   3,300   Sacramento Cogeneration Auth. RB, Series 1995              6.38      7/01/10         3,784
  19,300   Sacramento Power Auth. RB, Series 1995                     5.88      7/01/15        20,736
           San Joaquin Hills Transportation Corridor
            Agency Senior Lien RB,
   3,525    Series 1993 (b)                                           7.05      1/01/05         3,352
   8,305    Series 1993 (b)                                           7.87      1/01/06         8,079
   5,000    Series 1993 (b)                                           7.50      1/01/07         4,955
  16,795    Series 1993 (b)                                           7.71      1/01/08        16,965
           Southern California Public Power Auth. RB,
   6,410    Series 1992 (b)                                           6.10      7/01/04         5,090
   6,285    Series 1992 (b)                                           6.10      7/01/04         4,997

           Colorado (1.5%)
   5,200   Arapahoe County IDA RB, Series 1991                        7.00      2/01/01         5,529
   1,000    Series 1998A                                              5.20     12/01/12         1,026
     635    Series 1998A                                              5.25     12/01/13           647
   2,200    Series 1998A                                              5.38     12/01/18         2,228
  10,000   Health Facilities Auth. Hospital RB, Series 1993           6.63      2/01/13        10,818
   2,500   Housing and Finance Auth. MFH RB, Series 1997C-3           5.65     10/01/15         2,609
  10,310   Student Obligations RB, Series 1991A-2                     6.90      9/01/02        10,767

           Connecticut (1.4%)
           Mashantucket (Western) Pequot Tribe RB,
   4,960    Series 1996A (a),(g)                                      6.40      9/01/11         5,841
   5,040    Series 1996A (g)                                          6.40      9/01/11         5,628
   1,000    Series 1997B (g)                                          5.60      9/01/09         1,068
   2,400    Series 1997B (g)                                          5.70      9/01/12         2,549
  14,500    Series 1997B (g)                                          5.75      9/01/18        15,300

           District of Columbia (4.5%)
  30,000   Convention Center Auth. RB, Series 1998 (CRE) (2,)(c)      5.00     10/01/18        30,040
            GO,
   2,035    Series 1993A                                              5.80      6/01/04         2,219
  25,715    Series 1993A                                              5.80      6/01/04        27,622
     370    Series 1994A-3                                            5.50      6/01/06           402
   7,130    Series 1994A-3                                            5.50      6/01/06         7,602
     440    Series E (a)                                              5.75      6/01/05           481
  11,340    Series E                                                  5.75      6/01/05        12,164
     450    Series E (a)                                              5.75      6/01/06           492
  11,550    Series E                                                  5.75      6/01/06        12,354
   6,250   Hospital RB, Series 1992B (a)                              6.75      8/15/07         6,769

           Florida (2.1%)
           Dade County RB,
   8,255    Series 1996B (CRE) (2),(b)                                6.00     10/01/11         4,639
   8,610    Series 1996B (CRE) (2),(b)                                6.10     10/01/12         4,520
   8,760    Series 1996B (CRE) (2),(a),(b)                            6.20     10/01/13         4,421
   5,000   Housing Finance Agency MFH RB, Series 1984C                6.25     12/01/06         5,222
   1,940   Miami Health Facilities Auth. RB, Series 1988A             7.75      8/01/00         1,986
   5,935   Nassau County PCRB, Series 1989                            7.65      6/01/06         6,137
   7,000   North Miami Educational Facilities RB                      6.10      4/01/13         7,443
  28,710   Palm Beach County Solid Waste Auth. RB,
            Series 1998 (CRE) (2),(b)                                 5.00     10/01/12        15,228

           Georgia (0.7%)
   8,760   Metropolitan Atlanta Rapid Transit RB, Series M            6.25      7/01/03         9,461
   5,000   St. Joseph's/Candler Health Systems Inc. RB,
            Series 1998B (CRE) (4)                                    5.00      7/01/18         5,020

           Hawaii (0.3%)
           Department of Budget and Finance RB,
   1,100    Series 1998                                               5.25      7/01/13         1,108
     700    Series 1998                                               5.35      7/01/18           709
   5,000   Housing Finance and Development Corp. RB, Series 1997B     5.45      7/01/17         5,189

           Idaho (0.1%)
   2,325   Health Facilities Auth. RB, Series 1998                    5.25      5/01/14         2,382

           Illinois (4.5%)
   2,770   Bedford Park Tax Increment RB, Series 1993                 7.38     12/01/04         3,281
   4,880   Boone, McHenry and Dekalb Counties Community Unit
            School District GO, Series 1997 (CRE) (4),(b)             5.30     12/01/13         2,401
  21,235   Chicago-O'Hare International Airport RB,
            Series 1994A (CRE) (1),(f)                                6.20      1/01/07        23,922
   7,460   Cook County Forest Preserve District GO,
            Series 1996 (CRE) (1)                                     5.80     11/01/16         8,082
  10,110   Development Finance Auth. RB, Series 1995                  7.00      3/01/07        11,409
           Health Facilities Auth. RB,
  10,000    Hospital Sisters Services, Inc. (CRE) (1)                 5.00      6/01/18        10,065
   1,390    Series 1989 (Delnor Community Hospital) (a)               7.75      5/15/00         1,455
   6,700    Series 1992 (Mercy Hospital and Medical Center)           7.00      1/01/07         7,360
   8,000    Series 1993B (Univ. of Chicago Hospital) (CRE) (1)        5.75      8/15/14         8,525
   3,150    Series 1996 (Mercy Hospital and Medical Center)           6.00      1/01/06         3,482
   7,815    Series 1996 (Mercy Hospital and Medical Center)           6.38      1/01/15         8,659
   5,000    Series 1996A (Riverside Medical Center)                   6.00     11/15/15         5,423
   1,000    Series 1998 (Centegra Health System)                      5.25      9/01/13         1,029
   1,000    Series 1998 (Centegra Health System)                      5.25      9/01/14         1,024
   2,500    Series 1998 (Centegra Health System)                      5.25      9/01/18         2,514
   1,015   Independent Higher Education Loan Auth. RB,
            Series 1985 (CRE)                                         7.50     12/01/99         1,025

           Indiana (2.8%)
           Health Facility Financing Auth. RB,
   5,900    Series 1993 (Sisters St. Francis Health Services) (a)     5.90     11/01/09         6,269
  16,800    Series 1994 (Sisters St. Francis Health Services) (a)     6.20      7/01/09        17,828
   1,400    Series 1998 (Floyd Memorial Hospital and Health Services) 5.25      2/15/18         1,421
   6,000   Indianapolis Economic Development RB, Series 1996          6.05      1/15/10         6,508
           Marion County Hospital Auth. RB,
   8,400    Series 1992 (a)                                           6.10     10/01/03         8,809
   6,500    Series 1992 (a)                                           6.55     10/01/08         7,013
           Pike Township School Building Corp. RB,
   4,600    Series 1992A                                              6.00      2/01/06         4,971
   4,700    Series 1992A                                              6.00      8/01/06         5,079
   3,150   Scottsburg Economic Development RB, Series 1990            7.13      3/01/99         3,195
   1,150   St. Joseph County Economic Development RB, Series 1997     5.45      2/15/17         1,169

           Iowa (0.9%)
   6,000   Finance Auth. RB, Series 1998A (CRE) (1)                   5.25      7/01/15         6,270
   3,280   Higher Education Loan Auth. RB (CRE) (9)                   6.13     10/01/16         3,665
  10,000   Student Loan Liquidity Corp. RB, Series 1992A (f)          6.45      3/01/02        10,644

           Louisiana (1.8%)
           Jefferson Sales Tax District Special Sales Tax RB,
   5,755    Series 1998 (CRE) (4),(b)                                 5.15     12/01/14         2,681
   5,755    Series 1998 (CRE) (4),(b)                                 5.20     12/01/15         2,536
   5,755    Series 1998 (CRE) (4),(b)                                 5.25     12/01/16         2,393
   5,175   Offshore Terminal Auth. RB, Series 1998                    5.20     10/01/18         5,241
           Orleans Levee District RB,
   7,620    Series 1986 (CRE) (4)                                     5.95     11/01/14         8,488
   7,655    Series 1986 (CRE) (4)                                     5.95     11/01/15         8,459
   7,015    Series A (CRE) (4)                                        5.95     11/01/10         7,901
   1,400   Public Facilities Auth. RB, Series 1997B                   5.63      8/01/17         1,468

           Maine (2.0%)
  41,400   Bucksport Solid Waste Disposal RB                          6.25      5/01/10        43,945

           Maryland (1.3%)
           Community Development Administration RB,
  19,245    1997 First Series                                         5.60      4/01/18        19,909
   8,000    Series 1996A                                              5.88      7/01/16         8,576

           Massachusetts (1.3%)
   3,640   Housing Finance Agency RB, Series 1992C                    6.35     11/15/03         3,935
   4,385   Industrial Finance Agency RB, Series 1989A                 7.10      8/01/99         4,514
   5,000   Municipal Wholesale Electric Co. Power
            Supply Systems RB, Series 1993 (CRE) (2)                  5.45      7/01/18         5,211
  15,000   State GO, Series 1991D (f)                                 6.63      7/01/03        16,355

           Michigan (2.6%)
   8,000   Detroit Building Auth. RB, Series 1996A (CRE)              6.15      2/01/11         8,756
   4,000   Detroit Downtown Development Auth. Tax Increment Bonds,
            Series 1998C (CRE)(1)                                     5.00      7/01/18         4,009
   4,450   Detroit GO, Series 1996B (CRE) (3)                         5.50      4/01/14         4,761
  23,330   Dickinson County Economic Development Corp. RB,
            Series 1989                                               6.55      3/01/07        24,645
           Higher Education Facilities Auth. RB,
   2,390    Series 1998                                               5.35      6/01/13         2,459
   1,550    Series 1998                                               5.55      6/01/17         1,595
           Hospital Finance Auth. RB,
   5,000    Series 1995A (a)                                          7.50     10/01/07         6,151
     325    Series 1996                                               5.90     10/01/04           354
     100    Series 1996                                               6.00     10/01/05           110
     150    Series 1996                                               6.10     10/01/06           167
     160    Series 1996                                               6.20     10/01/07           181
   2,600    Series 1996                                               6.25     10/01/16         2,854
   2,000    Series 1998A                                              5.38     10/01/13         2,075
     400   Strategic Fund Limited Obligation RB, Series 1998          5.30      7/01/18           409

           Minnesota (1.8%)
   4,205   Maplewood Health Care Facility RB, Series 1996             5.95     11/15/06         4,469
           South St. Paul Housing and Redevelopment Auth.
            Hospital Facility RB,
  13,500    Series 1994                                               6.50     11/01/04        14,456
   9,095    Series 1994                                               6.75     11/01/09         9,993
           St. Paul Housing and Redevelopment Auth. Hospital RB,
   4,000    Series 1997A                                              5.70     11/01/15         4,138
   1,500    Series 1997B                                              5.85     11/01/17         1,563
   5,260   Washington County Housing and Redevelopment Auth.
            Hospital Facility RB, Series 1998                         5.38     11/15/18         5,253

           Mississippi (1.9%)
   1,000   Jones County Hospital RB, Series 1997                      5.50     12/01/17         1,012
           Lafayette County Hospital RB,
     550    Series 1991A (a)                                          7.70      3/01/03           593
   2,850    Series 1991B (a)                                          7.70      3/01/03         3,072
  15,885    Series 1997                                               5.50      3/01/09        16,669
   1,500   Lincoln County Hospital RB, Series 1998B (CRE) (5)         5.50      4/01/18         1,563
   3,720   Prentiss County Hospital RB, Series 1985                   6.50      2/01/05         3,829
           Union County Hospital RB,
     840    Series 1991A (a)                                          7.70      3/01/03           907
   1,565    Series 1991B (a)                                          7.70      3/01/03         1,690
  11,170    Series 1997                                               5.50      3/01/09        11,875

           Missouri (0.1%)
   2,000   State Health and Educational Facilities Auth. RB,
            Series 1997                                               5.75      2/01/17         2,119

           Montana (0.2%)
   5,000   Health Facility Auth. Hospital RB, Series 1997             5.50      6/01/11         5,342

           Nebraska (0.4%)
           Cass County School District 001 GO,
   2,800    Series 1998 (CRE) (2)                                     5.00     12/15/14         2,840
   2,000    Series 1998 (CRE) (2)                                     5.00     12/15/19         2,006
           Investment Finance Auth. Hospital RB,
     870    Series 1997 (CRE) (5)                                     5.30     11/15/12           914
   2,000    Series 1997 (CRE) (5)                                     5.45     11/15/17         2,084

           Nevada (0.8%)
  16,640   Clark County School District GO, Series
            1991B (CRE) (3),(b)                                       6.24      3/01/04        13,433
   3,000   Housing Division SFH RB, Series 1995D-1                    5.90     10/01/14         3,163
   2,000   Reno Hospital RB, Series 1998 (CRE) (1)                    5.00      5/15/18         2,006

           New Hampshire (0.6%)
           Higher Educational and Health Facilities Auth. RB,
     845    Series 1985A (Student Loan Assist Foundation) (CRE) (3)   7.50     12/01/00           847
   1,525    Series 1990 (Granite State Management and Resources)      8.50     12/01/01         1,562
   3,000    Series 1997 (Kendal at Hanover) (CRE)                     5.80     10/01/12         3,110
   5,055    Series 1997 (Kendal at Hanover) (CRE)                     5.90     10/01/18         5,228
   1,990    Series 1998 (Franklin Pierce College)                     5.25     10/01/18         2,001

           New Jersey (2.7%)
   6,150   Camden County Improvement Auth. RB, Series 1997            5.88      2/15/15         6,484
           Economic Development Auth. RB,
  15,000    Series 1994A (CRE) (1)                                    5.88      7/01/11        16,568
   2,000    Series 1997A (Harrogate Inc.)                             5.75     12/01/16         2,083
  31,260   Turnpike Auth. RB, Series 1991A (f)                        6.50      1/01/03        34,267

           New Mexico (0.3%)
   6,200   Chaves County Hospital RB, Series 1992 (a)                 7.25     12/01/10         7,102

           New York (20.1%)
           Dormitory Auth. RB, Brookdale Hospital,
   5,000    Series 1998J                                              5.20      2/15/15         5,141
   4,000    Series 1998J                                              5.20      2/15/16         4,098
   4,760    Series 1998J                                              5.30      2/15/17         4,915
  10,300   Dormitory Auth. RB, Court Facilities Lease, Series 1993A   5.63      5/15/13        10,798
   4,065   Dormitory Auth. RB, Lutheran Center at Poughkeepsie,
            Series 1997 (CRE)                                         6.00      7/01/14         4,505
           Dormitory Auth. RB, Mental Health Services Facilities
            Improvement,
   2,055    Series 1997A                                              5.75      2/15/10         2,274
   2,000    Series 1997A                                              5.75      2/15/11         2,203
   2,000    Series 1997A                                              5.75      2/15/12         2,192
   2,460    Series 1997B                                              5.75      2/15/10         2,722
   4,050    Series 1997B                                              5.75      2/15/12         4,439
   4,675    Series 1997B                                              5.50      8/15/17         4,922
           Dormitory Auth. RB, New York City University,
   5,000    1996 Series 2                                             6.00      7/01/09         5,581
   1,760    1996 Series 2                                             6.00      7/01/10         1,965
   5,500    Series 1993A                                              5.75      7/01/13         6,156
  13,730    Series 1997-1                                             5.25      7/01/14        14,279
  14,560   Dormitory Auth. RB, Northern General Hospital,
            Series 1998G                                              5.30      2/15/19        14,852
   2,680   Dormitory Auth. RB, Nyack Hospital, Series 1996            6.00      7/01/06         2,958
           Dormitory Auth. RB, State University Educational
            Facilities,
   7,625    Series 1993A                                              5.88      5/15/11         8,685
   2,725    Series 1994B                                              5.90      5/15/06         3,015
   2,500    Series 1994B (a)                                          6.00      5/15/07         2,809
   1,000    Series 1995A                                              5.88      5/15/07         1,115
   2,000    Series 1995A                                              5.90      5/15/08         2,269
   3,500    Series 1995A                                              6.00      5/15/09         3,992
   2,250    Series 1995A (a)                                          6.00      5/15/10         2,566
   2,175    Series 1995A (a)                                          6.00      5/15/11         2,481
  14,120    Series 1996                                               5.75      5/15/13        15,368
   7,000    Series 1996                                               5.75      5/15/16         7,532
           Environmental Facilities Corp. PCRB,
   5,135    Series 1991E (a)                                          6.40      6/15/03         5,598
   1,415    Series 1991E                                              6.40      6/15/03         1,534
           Housing Finance Agency Service Contract RB,
   2,275    Series 1995A                                              6.25      9/15/10         2,556
   4,420    Series 1996A                                              6.00      9/15/16         4,814
  18,500   Housing New York Corp. RB, Series 1993                     5.00     11/01/18        18,453
           Medical Care Facilities Finance Agency RB,
   5,000    Series 1994A (CRE) (2),(a)                                6.40      2/15/07         5,776
   5,000    Series 1994A (CRE) (2),(a)                                6.50      2/15/08         5,804
  10,000    Series 1994A                                              6.13      8/15/13        10,684
   7,585    Series 1995A (Adult Day Care)                             6.00     11/15/10         8,516
   2,675    Series 1995A (Brookdale Hospital)                         6.70      2/15/05         3,098
   2,750    Series 1995A (Brookdale Hospital) (a)                     6.70      8/15/05         3,228
   2,860    Series 1995A (Brookdale Hospital) (a)                     6.75      2/15/06         3,365
   2,940    Series 1995A (Brookdale Hospital) (a)                     6.75      8/15/06         3,460
   3,045    Series 1995A (Brookdale Hospital) (a)                     6.80      2/15/07         3,591
   3,130    Series 1995A (Brookdale Hospital) (a)                     6.80      8/15/07         3,691
   5,700    Series 1995A (Brookdale Hospital) (a)                     6.80      8/15/12         6,722
  22,230   Metropolitan Transportation Auth. Service Contract
            RB, Series P                                              5.75      7/01/15        23,426
   1,205   Mortgage Agency RB, Series EE-1                            7.75     10/01/00         1,241
   3,235   New York City Capital Improvement Bonds 34th St.
            Partnership, Series 1993                                  5.50      1/01/14         3,346
           New York City GO,
  10,390    Series 1991D                                              8.00      8/01/99        10,788
   1,145    Series 1991D                                              8.00      8/01/99         1,187
  11,245    Series 1992H (a)                                          6.88      2/01/04        12,512
   1,535    Series 1992H                                              6.88      2/01/04         1,689
  16,045    Series 1993B (a)                                          6.75     10/01/04        18,065
     955    Series 1993B                                              6.75     10/01/04         1,061
   1,700    Series 1993C (a)                                          6.50      8/01/04         1,892
   7,300    Series 1993C                                              6.50      8/01/04         8,022
  15,000    Series 1994A                                              6.25      8/01/08        16,650
  10,000    Series 1996G                                              5.75      2/01/10        10,911
   5,000    Series 1997I                                              6.00      4/15/12         5,533
   9,635    Series 1998J                                              5.00      8/01/17         9,699
  13,000   New York City Municipal Assistance Corp. RB,
            Series 67 (a)                                             7.30      7/01/00        13,638
           New York City Municipal Water Finance RB,
   3,295    Series 1992A                                              6.70      6/15/03         3,546
   3,345    Series 1992A (a)                                          6.70      6/15/03         3,637
           Thruway Auth. RB,
   7,500    Series 1995                                               6.00      4/01/09         8,492
   2,150    Series 1995                                               6.10      4/01/10         2,447
  10,000    Series E                                                  4.75      1/01/19         9,865
           Urban Development Corp. RB,
  20,955    Series 1993                                               5.75      1/01/13        22,182
  21,700    Series 1993                                               5.50      1/01/15        22,416

           North Carolina (0.3%)
   6,000   Municipal Power Agency RB, Series 1992                     6.00      1/01/04         6,530

           Ohio (0.6%)
   6,750   Dayton Special Facilities RB, Series 1988C                 6.05     10/01/09         7,428
   2,650   Franklin County Health Care Facilities RB, Series 1997     5.50      7/01/17         2,680
   4,000   IDA RB, Series 1992                                        5.75     12/01/02         4,310

           Oklahoma (0.8%)
           Holdenville Industrial Auth. RB,
   1,650    Series 1995 (a)                                           6.60      7/01/10         1,963
   3,250    Series 1995 (a)                                           6.70      7/01/15         3,889
           Industries Auth. Health Facilities RB,
   2,350    Series 1989A (a)                                          7.30      6/01/01         2,458
   1,055    Series 1989A                                              7.30      6/01/01         1,101
   2,355   Tulsa County Home Finance Auth. RB, Series 1990 (CRE)(2)   7.10      5/01/02         2,565
   4,500   Valley View Hospital Auth. RB, Series 1996                 5.75      8/15/06         4,746

           Oregon (0.1%)
   1,250   Clackamas County Hospital Facility Auth. RB, Series 1997   6.10     11/01/12         1,325

           Pennsylvania (4.3%)
  35,000   Finance Auth. RB                                           6.60     11/01/09        39,188
   3,565   Housing Finance Agency RB, Series 1992                     5.90      7/01/04         3,800
  10,000   Montgomery County IDA RB, Series 1996B                     5.63     11/15/12        10,585
  11,700   Philadelphia IDA RB, Series 1998A                          5.15      3/01/19        11,651
  17,500   Philadelphia Water and Wastewater RB,
            Series 1993 (CRE) (3)                                     5.65      6/15/12        18,572
   9,440   State GO, Second Series 1992 (b)                           6.11      7/01/04         7,504
   5,000   York County IDA RB, Series 1992                            6.25      7/01/02         5,396

           Puerto Rico (4.1%)
           Electric Power Auth. RB,
   5,000    Series S                                                  7.00      7/01/06         5,949
   4,420    Series X                                                  5.80      7/01/09         4,872
   4,500    Series X                                                  5.90      7/01/10         4,970
   4,000    Series X                                                  6.00      7/01/11         4,426
   4,220    Series Z                                                  5.50      7/01/12         4,521
  22,200   Housing Bank and Finance Agency RB                         7.50     12/01/06        26,122
   8,005   Municipal Finance Agency RB, Series 1992A                  5.80      7/01/04         8,641
  14,060   Public Building Auth. GO, Series K                         6.50      7/01/03        15,483
           Public Improvement GO,
   7,500    Series 1994                                               6.10      7/01/06         8,356
   7,825    Series 1994                                               6.20      7/01/07         8,737

           Rhode Island (1.3%)
           Health and Educational Building Corp. RB,
   3,385    Series 1996 (CRE) (1)                                     5.50      5/15/12         3,661
   7,600    Series 1996 (CRE) (1)                                     5.50      5/15/16         8,100
           Housing and Mortgage Finance Corp. RB,
   6,180    Series 15-B                                               6.30     10/01/07         6,632
   5,205    Series 1995A (CRE) (2)                                    5.70      7/01/07         5,633
   3,870    Series 25A                                                5.60     10/01/17         4,051

           South Carolina (0.7%)
           Connector 2000 Association Inc. Toll Road RB,
   6,400    Series 1998B (b)                                          5.73      1/01/16         2,377
   8,800    Series 1998B (b)                                          5.73      1/01/17         3,085
   9,100    Series 1998B (b)                                          5.75      1/01/18         2,996
   9,400    Series 1998B (b)                                          5.75      1/01/19         2,921
   3,000   Marion County Hospital District RB (CRE) (9)               5.50     11/01/15         3,168

           South Dakota (0.3%)
   5,400   Rapid City IDA RB, Series 1990                             7.25     11/01/00         5,770

           Tennessee (1.2%)
  24,540   Housing Development Agency RB, Issue 97-3B (b)             5.73      7/01/16         9,397
   3,000   Knox County Health, Educational and Housing
            Facilities Board RB, Series 1996 (CRE) (9)                5.50      4/15/11         3,244
   4,325   Memphis Shelby County Airport Auth. Special
            Facilities RB, Series 1997                                5.35      9/01/12         4,515
           Nashville and Davidson County Health and
            Educational Facilities Board RB,
   4,000    Series 1998 (CRE) (5)                                     5.10      8/01/16         4,038
   1,750    Series 1998 (CRE) (5)                                     5.10      8/01/19         1,762
   4,000   Springfield Health and Educational Facilities
            Board Hospital RB, Series 1998                            5.25      8/01/18         4,002

           Texas (7.9%)
   5,410   Austin Higher Education Auth. RB, Series 1998              5.13      8/01/16         5,428
           Bastrop ISD GO,
   1,855    Series 1997 (CRE) (13),(b)                                5.55      2/15/14           904
   3,030    Series 1997 (CRE) (13),(b)                                5.55      2/15/15         1,398
   3,055    Series 1997 (CRE) (13),(b)                                5.60      2/15/16         1,331
   3,155    Series 1997 (CRE) (13),(b)                                5.60      2/15/17         1,303
  12,000   Bexar County Health Facilities Development
            Corp. RB, Series 1993 (CRE) (4)                           5.88     11/15/10        13,236
   1,695   Brazos County Health Facilities RB, Series 1989B (a)       7.50      1/01/01         1,734
   4,365   Cass County IDC PCRB, Series 1997B                         5.35      4/01/12         4,639
           Fort Worth Higher Education Finance Corp. RB,
     515    1997A                                                     5.50     10/01/06           557
     545    1997A                                                     5.50     10/01/07           592
     575    1997A                                                     5.63     10/01/08           626
   2,670    1997A                                                     6.00     10/01/12         2,920
  15,400   Gulf Coast Waste Disposal Auth. PCRB, Series 1992          6.13     11/01/04        17,112
   6,200   Gulf Coast Waste Disposal Auth. RB, Series 1994            5.70      5/01/06         6,801
   2,070   Harrison County Health Facilities Development Corp. RB,
            Series 1998 (CRE) (7)                                     5.50      1/01/18         2,123
           Houston ISD Public Facility Corp. RB,
   3,635    Series 1998A (CRE) (2),(b)                                5.35      9/15/15         1,618
   2,635    Series 1998A (CRE) (2),(b)                                5.38      9/15/16         1,107
   3,885    Series 1998A (CRE) (2),(b)                                5.40      9/15/17         1,546
   4,955    Series 1998B (CRE) (2),(b)                                5.35      9/15/15         2,205
   6,955    Series 1998B (CRE) (2),(b)                                5.38      9/15/16         2,921
           Houston Water and Sewer Systems RB,
     175    1992B (a)                                                 6.00     12/01/04           193
   4,825    1992B                                                     6.00     12/01/04         5,245
           Laredo ISD Public Property Finance Contractual
            Obligations,
     320    Series 1998A                                              5.06      2/01/99           321
     355    Series 1998A                                              5.06      2/01/00           359
     370    Series 1998A                                              5.06      2/01/01           375
     390    Series 1998A                                              5.06      2/01/02           397
     410    Series 1998A                                              5.06      2/01/03           418
     435    Series 1998A                                              5.06      2/01/04           444
     460    Series 1998A                                              5.06      2/01/05           469
     480    Series 1998A                                              5.06      2/01/06           488
     505    Series 1998A                                              5.06      2/01/07           513
     530    Series 1998A                                              5.06      2/01/08           535
   3,830   Lewisville Combination Contract Revenue and
            Special Assessment RB, Series 1998 (CRE) (7)              5.38      9/01/15         3,921
  11,700   Lower Colorado River Auth. RB, Series 1992 (CRE)(2),(b)    6.45      1/01/03         9,911
   4,500   Marlin ISD Public Facility Corp. RB, Series 1998 (e)       5.85      2/15/18         4,692
   8,565   Municipal Power Agency RB, Series 1987                     5.50      9/01/13         8,575
  24,050   Port of Corpus Christi IDC PCRB, Series 1997B              5.40      4/01/18        24,356
  11,790   Public Finance Auth. RB (CRE) (1),(b)                      6.06      2/01/04         9,549
           San Antonio Electric and Gas Systems RB,
   3,005    Series 1989 (a)                                           7.00      2/01/01         3,087
   1,185    Series 1989                                               7.00      2/01/01         1,216
  10,000    Series 1991B (CRE) (3),(b)                                6.38      2/01/04         8,099
   5,000   Travis County Health Facilities Development
            Corp. Hospital RB, Series 1998A                           5.13     11/01/18         5,031
   4,000   Trinity River IDA RB                                       7.25      2/01/04         4,594
           Tyler Health Facilities Development Corp. Hospital RB,
   5,825    Series 1993B (East Texas Medical Center)                  6.63     11/01/11         6,270
   1,000    Series 1997A (Mother Frances Hospital)                    5.63      7/01/13         1,013
   5,435   Water Resources Finance Auth. RB, Series 1989              7.25      2/15/01         5,569

           Utah (2.1%)
     490   Housing Finance Agency RB, Series 1985B                    5.30      7/01/07           491
            Intermountain Power Agency RB,
   8,105    Series 1987A (CRE) (1)                                    5.00      7/01/12         8,107
  16,430    Series 1988B (CRE) (1),(b)                                6.48      7/01/03        13,617
  21,895    Series 1988B (CRE) (1),(b)                                6.18      7/01/04        17,395
   7,000   Juab County PCRB, Series 1991 (d)                          6.00      8/01/11         7,000

           Vermont (0.1%)
   3,000   Educational and Health Buildings Financing Agency RB,
            Series 1998                                               5.50      7/01/18         3,066

           Virginia (0.2%)
   5,000   Isle of Wight County IDA PCRB, Series 1994                 5.80      5/01/04         5,209

           Washington (1.6%)
   3,255   Health Care Facilities Auth. RB, Series 1997A (CRE) (1)    5.13      8/15/17         3,312
   6,185   Higher Education Facilities Auth. RB                       5.20     10/01/17         6,323
           King County GO,
     780    Series 1993A (a)                                          5.90     12/01/07           856
   4,720    Series 1993A                                              5.90     12/01/07         5,132
   5,000   King County Housing Auth. RB, Series 1998A (CRE) (5)       5.20      7/01/18         5,038
  10,000   Port of Seattle Passenger Facility Charge RB,
            Series 1998A (CRE) (1)                                    5.00     12/01/17        10,187
           State Health Care Facilities Auth. RB,
   2,500    Series 1998 (CRE) (5)                                     5.25      8/15/17         2,568
   2,500    Series 1998 (CRE) (5)                                     5.30      8/15/18         2,573

           West Virginia (0.8%)
  16,940   School Building Auth. RB, Series 1994                      6.25      7/01/04        18,802

           Wisconsin (1.3%)
           Health and Educational Facilities Auth. RB,
  11,500    Series 1993 (Aurora Health Care) (CRE) (1)                5.25      8/15/12        11,898
   4,130    Series 1995A (Walkesha Memorial Hospital) (CRE) (2)       5.25      8/15/12         4,336
   5,000    Series 1998A (Wausau Hospital) (CRE) (2)                  5.13      8/15/20         5,026
           Professional Baseball Park District RB,
   2,540    Series 1996 (CRE) (1),(a)                                 5.55     12/15/14         2,830
   2,275    Series 1996 (CRE) (1),(a)                                 5.60     12/15/15         2,542
   2,750    Series 1996 (CRE) (1),(a)                                 5.65     12/15/16         3,083

           Wyoming (0.1%)
     210   Farm Loan Board COP,  Series 1989 (CRE) (14)               6.50     12/01/99           211
                                                                                            ----------
           Total fixed rate instruments (cost: $1,907,704)                                  2,070,919
                                                                                            ----------

                                PUT BONDS (5.0%)
           Alabama (0.2%)
   4,000   Housing Finance Auth. MFH RB, Series 1992C (CRE) (6)       5.90      8/01/07         4,083

           California (0.5%)
   7,500   Statewide Communities Development Auth. RB,
            Series 1998A (g)                                          5.25      5/15/25         7,739
   3,535   Woodland MFH RB, Series 1994A                              6.05     12/01/24         3,738

           Florida (0.4%)
           Housing Finance Agency MFH RB,
   4,275    Series 1996R-1 (CRE) (6)                                  5.65     12/01/26         4,530
   4,500    Series 1996S-1 (CRE) (6)                                  5.65     12/01/26         4,769

           Illinois (0.7%)
  14,295   Hoffman Estates MFH RB, Series 1996                        5.75      6/01/21        15,209

           Kansas (0.3%)
   6,590   Merriam MFH RB, Series 1991A (CRE) (8)                     7.25      4/01/21         6,817

           Louisiana (0.2%)
   4,360   Shreveport Home Mortgage Auth. RB, Series 1995A (CRE)(6)   6.40      9/01/25         4,685

           New Mexico (0.5%)
           Bernalillo County MFH RB,
   7,700    Series 1994A (Sun Village Apts.) (CRE) (6)                6.50     10/01/19         8,212
   3,320    Series 1995 (Sunchase Apts.) (CRE) (6)                    5.80     11/01/25         3,523

           Ohio (0.3%)
   5,500   Montgomery County IDA RB, Series 1992 (CRE)                6.50      2/01/07         6,102

           Pennsylvania (0.4%)
           Philadelphia IDA RB,
   3,500    Series 1997A                                              6.50     10/01/27         3,829
   4,000    Series 1997B                                              6.50     10/01/27         4,375

           Texas (0.1%)
   2,500   Gregg County Housing Finance Corp. RB,
            Series 1995A (CRE) (6)                                    6.40      9/01/25         2,690

           Utah (0.8%)
           Salt Lake County MFH RB,
  10,240    Series 1995A-1 (CRE) (5)                                  5.70     10/01/25        10,892
   6,500    Series 1995B-1 (CRE) (5)                                  5.70     10/01/25         6,914

           Washington (0.6%)
           Chelan County Public Utility District #1 RB,
   5,650    Series E                                                  5.70      7/01/68         6,037
   6,845    Series E                                                  5.70      7/01/68         7,314
                                                                                            ----------
           Total put bonds (cost: $104,372)                                                   111,458
                                                                                            ----------

                       VARIABLE RATE DEMAND NOTES (1.0%)
           California (0.3%)
   5,665   Economic Development Financing Auth. RB,
            Series 1998A (CRE)                                        4.00      4/01/08         5,665

           Florida (0.1%)
   2,975   Volusia County Health Facilities Auth. RB,
            Series 1995 (CRE)                                         4.10      9/01/20         2,975
           Louisiana (0.2%)
   4,450   Public Facilities Auth. MFH RB, Series 1991 (CRE)          4.20      7/01/07         4,450

           New York (0.2%)
     905   Dormitory Auth. RB, Series 1993 (CRE)                      4.20      7/01/23           905
   4,010   St. Lawrence County IDA PCRB, Series 1985 (CRE)            4.10     12/01/07         4,010

           Virginia (0.2%)
   5,440   Henrico County IDA RB, Series 1994 (CRE)                   4.20      5/01/24         5,440
                                                                                           -----------
           Total variable rate demand notes (cost: $23,445)                                    23,445
                                                                                           -----------
           Total investments (cost: $2,035,521)                                            $2,205,822
                                                                                           ===========




            PORTFOLIO SUMMARY BY INDUSTRY
           -------------------------------

     Hospitals                            15.2%
     Escrowed Bonds                       12.1
     General Obligations                   9.6
     Electric/Gas Utilities - Municipal    6.9
     Multi-Family Housing                  6.7
     Education                             4.6
     Appropriated Debt                     4.6
     Paper & Forest Products               3.9
     Special Assessment/Tax/Fee            3.9
     Toll Roads                            3.8
     Single-Family Housing                 3.5
     Nursing/Continuing Care Centers       2.8
     Buildings                             2.4
     Real Estate Tax/Free                  2.3
     Finance - Municipal                   2.2
     Airport/Port                          1.8
     Water/Sewer Utilities - Municipal     1.5
     Healthcare - Miscellaneous            1.5
     Student Loans                         1.4
     Gaming Companies                      1.1
     Oil & Gas - Refining/Manufacturing    1.1
     Other                                 6.2
                                          -----
     Total                                99.1%
                                          =====




 PORTFOLIO SUMMARY BY STATE
----------------------------

Alabama                  .5%
Alaska                   .6
Arizona                  .4
Arkansas                1.0
California              7.1
Colorado                1.5
Connecticut             1.4
District of Columbia    4.5
Florida                 2.7
Georgia                  .6
Hawaii                   .3
Idaho                    .1
Illinois                5.2
Indiana                 2.8
Iowa                     .9
Kansas                   .3
Louisiana               2.2
Maine                   2.0
Maryland                1.3
Massachusetts           1.3
Michigan                2.6
Minnesota               1.8
Mississippi             1.9
Missouri                 .1
Montana                  .2
Nebraska                 .4
Nevada                   .8
New Hampshire            .6
New Jersey              2.7
New Mexico               .8
New York               20.3
North Carolina           .3
Ohio                     .9
Oklahoma                 .7
Oregon                   .1
Pennsylvania            4.7
Puerto Rico             4.1
Rhode Island            1.3
South Carolina           .7
South Dakota             .3
Tennessee               1.2
Texas                   8.0
Utah                    2.9
Vermont                  .1
Virginia                 .5
Washington              2.2
West Virginia            .8
Wisconsin               1.3
Wyoming                  .1
                      ------
Total                  99.1%
                      ======






USAA SHORT-TERM FUND
PORTFOLIO OF INVESTMENTS
(IN THOUSANDS)

September 30, 1998
(Unaudited)


 Principal                                                           Coupon      Final        Market
  Amount    Security                                                  Rate      Maturity      Value
----------------------------------------------------------------------------------------------------------
                         FIXED RATE INSTRUMENTS (70.3%)
           Alabama (0.1%)
 $ 1,000   Prattville Industrial Development PCRB, Series 1998        4.90%     9/01/08      $  1,006

           Alaska (0.6%)
           North Slope Borough GO,
   1,250    Series 1995A (CRE) (1),(b)                                4.85      6/30/99         1,219
   6,500    Series 1998A (CRE) (1),(b)                                4.60      6/30/08         4,293

           Arizona (1.8%)
   1,750   Educational Loan Marketing Corp. RB, Series 1992A          6.70      3/01/00         1,817
           Maricopa County Hospital RB,
   2,545    Series 1997                                               4.75      4/01/99         2,560
   2,665    Series 1997                                               5.00      4/01/00         2,707
   2,525    Series 1997                                               5.10      4/01/01         2,590
   2,260    Series 1997                                               5.25      4/01/02         2,346
   3,045    Series 1997                                               5.35      4/01/03         3,193
   2,180    Series 1997                                               5.35      4/01/04         2,298

           California (2.2%)
   2,550   Central Valley Cogeneration RB, Series 1993                5.40      7/01/00         2,625
           Sacramento Cogeneration Auth. RB,
   1,000    Series 1995                                               5.70      7/01/00         1,034
   1,000    Series 1995                                               5.80      7/01/01         1,052
     900    Series 1995                                               5.90      7/01/02           963
     900    Series 1995                                               6.00      7/01/03           979
  12,615   San Joaquin Hills Transportation Corridor
            Agency Senior Lien RB (b)                                 7.10      1/01/00        12,035
   3,500   San Joaquin Hills Transportation Corridor
            Agency Senior Lien RB (b)                                 7.16      1/01/01         3,210

           Colorado (0.4%)
           Denver Health and Hospital Auth. RB,
   1,180    Series 1998A                                              5.13     12/01/06         1,231
   1,250    Series 1998A                                              5.25     12/01/07         1,314
   1,250    Series 1998A                                              5.25     12/01/08         1,312

           Connecticut (1.1%)
           Mashantucket (Western) Pequot Tribe RB,
   1,000    Series 1996A (g)                                          6.25      9/01/01         1,071
   1,000    Series 1996A (g)                                          6.25      9/01/01         1,064
   1,250    Series 1996A (g)                                          6.25      9/01/02         1,363
   1,250    Series 1996A (g)                                          6.25      9/01/02         1,351
   1,480    Series 1996A (g)                                          6.25      9/01/03         1,637
   1,520    Series 1996A (g)                                          6.25      9/01/03         1,666
   1,235    Series 1996A (g)                                          6.50      9/01/06         1,440
   1,265    Series 1996A (g)                                          6.50      9/01/06         1,451

           District of Columbia (2.4%)
           GO,
     920    Series 1994A-3                                            4.70      6/01/99           928
  17,870    Series 1994A-3                                            4.70      6/01/99        17,973
           Hospital RB,
   1,450    Series 1996A (CRE) (1)                                    5.00      8/15/02         1,507
   1,530    Series 1996A (CRE) (1)                                    5.50      8/15/03         1,634
   1,610    Series 1996A (CRE) (1)                                    5.50      8/15/04         1,734

           Florida (0.5%)
   1,470   Nassau County PCRB, Series 1992                            5.60      6/01/00         1,506
     865   Orange County Health Facilities Auth. RB, Series 1995      5.63      7/01/01           896
           Palm Beach County Health Facilities Auth. RB,
     395    Series 1997                                               4.80     10/01/02           404
     315    Series 1997                                               5.00     10/01/03           325
     435    Series 1997                                               5.00     10/01/04           450
     460    Series 1997                                               5.10     10/01/05           477
     480    Series 1997                                               5.20     10/01/06           497
     345    Series 1997                                               5.30     10/01/07           358

           Georgia (0.4%)
   4,000   Camden County Development Auth. PCRB, Series 1997          5.25      4/01/02         4,162

           Guam (3.0%)
           GO,
   9,290    Series 1994A                                              5.75      8/15/99         9,462
   2,000    Series 1994A                                              5.25      9/01/99         2,014
   5,000    Series 1995A                                              5.38      9/01/00         5,031
  10,000    Series 1995A                                              5.50      9/01/01        10,065
           Power Auth. RB,
   1,640    Series 1994A                                              5.50     10/01/99         1,672
   1,725    Series 1994A                                              5.60     10/01/00         1,784

           Idaho (0.4%)
           Health Facilities Auth. RB,
     810    Series 1998                                               4.65      5/01/05           825
     860    Series 1998                                               5.38      5/01/06           913
     950    Series 1998                                               5.38      5/01/07         1,011
   1,005    Series 1998                                               5.38      5/01/08         1,069

           Illinois (3.0%)
  16,265   Chicago Water RB, Series 1997 (CRE) (3),(b)                5.00     11/01/05        12,200
   9,000   Cook County GO, Series 1989 (CRE) (1),(a)                  7.38     11/01/08         9,555
   1,285   Development Finance Auth. RB, Series 1995                  6.25      3/01/99         1,299
   2,045   Health Facilities Auth. RB, Series 1996                    5.60      1/01/02         2,144
   4,015   Hodgkins Tax Increment RB, Series 1995A                    6.90     12/01/01         4,203

           Indiana (3.6%)
   6,745   Development Finance IDA RB, Series 1996                    4.80      6/01/00         6,862
           Health Facility Financing Auth. RB,
   3,000    Series 1993                                               4.65     11/01/98         3,004
  20,300    Series 1993 (a)                                           5.40     11/01/05        21,145
   4,200    Series 1994 (a)                                           5.38      7/01/01         4,315

           Louisiana (4.6%)
  11,310   De Soto Parish PCRB, Series 1993A                          5.05     12/01/02        11,803
           Jefferson Parish School Board Sales and Use Tax RB,
   3,170    Series 1998 (CRE) (4),(b)                                 4.80      9/01/07         2,198
   2,090    Series 1998 (CRE) (4),(b)                                 4.90      3/01/08         1,406
   6,463   New Orleans Master Lease Agreement, #2300-1 (e)            7.99      2/01/02         6,804
           Offshore Terminal Auth. RB,
   7,920    Series 1992B                                              6.00      9/01/01         8,389
   5,000    Series 1992B                                              6.20      9/01/03         5,490
   5,830    Series 1994B                                              5.85      9/01/00         6,056
   3,440   St. Charles Parish PCRB                                    7.63      6/01/03         3,561

           Maine (1.4%)
           Jay PCRB,
   5,500    Series 1994A                                              4.65      9/01/02         5,650
   8,305    Series 1994B                                              4.70      6/01/02         8,531

           Massachusetts (3.3%)
           Health and Educational Facilities Auth. RB,
   3,445    Series 1998B (CRE) (7)                                    5.00      7/01/06         3,601
   3,645    Series 1998B (CRE) (7)                                    5.25      7/01/07         3,875
   1,640    Series 1998B (CRE) (7)                                    5.25      7/01/08         1,743
           New England Education Loan Marketing Corp. RB,
  17,000    Series 1985A                                              5.80      3/01/02        17,933
   5,000    Series 1992A                                              6.13      9/01/99         5,114

           Michigan (2.0%)
           Hospital Finance Auth. RB, Central Michigan
            Community Hospital,
     210    Series 1996                                               4.70     10/01/98           210
     245    Series 1996                                               5.00     10/01/99           248
     255    Series 1996                                               5.30     10/01/00           262
     130    Series 1996                                               5.50     10/01/01           135
     275    Series 1996                                               5.70     10/01/02           291
     285    Series 1996                                               5.80     10/01/03           306
           Hospital Finance Auth. RB, Genesys Health
            System Medical Center,
   3,500    Series 1995A                                              6.80     10/01/00         3,685
   3,500    Series 1995A                                              7.00     10/01/01         3,780
   2,500    Series 1998A                                              5.50     10/01/06         2,689
   1,500    Series 1998A                                              5.50     10/01/07         1,618
   1,000    Series 1998A                                              5.50     10/01/08         1,078
   5,800   Monroe Economic Development Corp. PCRB,
            Series 1997                                               5.00      2/01/03         6,044

           Minnesota (1.3%)
   5,850   Minneapolis Temporary Parking Ramp RB, Series 1997A        4.75      6/01/00         5,853
           St. Paul Housing and Redevelopment Auth.
            Hospital RB,
     675    Series 1997A                                              5.00     11/01/03           697
   1,410    Series 1997A                                              5.10     11/01/04         1,465
   1,485    Series 1997A                                              5.20     11/01/05         1,553
   1,560    Series 1997A                                              5.30     11/01/06         1,642
   1,645    Series 1997A                                              5.35     11/01/07         1,738

           Mississippi (1.8%)
           Jones County Hospital RB,
   1,000    Series 1997                                               5.00     12/01/05         1,040
   1,050    Series 1997                                               5.00     12/01/06         1,092
   1,105    Series 1997                                               5.10     12/01/07         1,156
   1,155    Series 1997                                               5.20     12/01/08         1,210
   6,810   Lafayette County Hospital RB, Series 1997                  5.00      3/01/02         6,976
   1,000   Lincoln County Hospital RB, Series 1998A (CRE) (5)         5.00      4/01/04         1,038
   4,785   Union County Hospital RB, Series 1997                      5.00      3/01/02         4,909

           Nebraska (0.2%)
           Investment Finance Auth. Hospital RB,
     465    Series 1997 (CRE) (5)                                     4.90     11/15/05           487
     440    Series 1997 (CRE) (5)                                     5.00     11/15/06           463
     410    Series 1997 (CRE) (5)                                     5.00     11/15/07           433
     505    Series 1997 (CRE) (5)                                     5.05     11/15/08           533

           New Jersey (0.1%)
   1,050   Camden County Improvement Auth. RB, Series 1997            4.75      2/15/00         1,060

           New York (15.7%)
           Dormitory Auth. RB, City University System,
   3,245    Series 1996-2                                             5.00      7/01/00         3,315
   1,285    Series 1996-2                                             5.10      7/01/01         1,328
   5,000   Dormitory Auth. RB, Good Samaritan Hospital,
            Series 1998A (CRE) (5)                                    5.50      7/01/09         5,482
           Dormitory Auth. RB, Nyack Hospital,
   1,160    Series 1996                                               5.35      7/01/99         1,173
   1,170    Series 1996                                               5.65      7/01/01         1,212
           Dormitory Auth. RB, State University Educational
            Facilities,
   1,285    Series 1994B                                              5.10      5/15/99         1,299
   2,190    Series 1994B                                              5.30      5/15/00         2,246
   6,450    Series 1995A                                              5.10      5/15/00         6,596
   6,350    Series 1995A                                              5.25      5/15/01         6,585
   7,500    Series 1995A                                              5.40      5/15/02         7,892
   1,000    Series 1996                                               4.90      5/15/00         1,019
   1,350    Series 1996                                               5.00      5/15/01         1,392
   1,000    Series 1996                                               5.10      5/15/02         1,042
   1,250   Dormitory Department of Health RB, Series 1996             4.75      7/01/01         1,280
  25,805   Environmental Facilities Corp. PCRB, Series 1994A          5.50      6/15/99        26,198
   5,325   Medical Care Facilities Finance Agency RB,
            Series 1994A (CRE) (2)                                    5.80      2/15/01         5,588
           New York City GO,
     600    Series 1994D                                              6.00      8/15/99           614
   9,400    Series 1994D                                              6.00      8/15/99         9,607
     155    Series 1994H                                              5.30      8/01/99           158
   7,845    Series 1994H                                              5.30      8/01/99         7,966
   5,000    Series 1995A                                              5.40      8/01/00         5,149
   1,450    Series 1995D                                              6.50      2/01/02         1,577
   3,550    Series 1995D                                              6.50      2/01/02         3,835
   3,325    Series 1996K                                              5.50      4/01/01         3,475
   4,900    Series 1998F                                              5.50      8/01/06         5,337
   6,420    Series 1998F                                              5.50      8/01/07         7,018
   4,010   State COP                                                  4.90      2/01/02         4,130
   4,040   State COP                                                  4.90      8/01/02         4,178
   2,035   State COP                                                  5.00      2/01/03         2,115
  11,165   The City University of New York COP                        5.75      8/15/03        12,017
   7,880   Thruway Auth. RB, Series 1995                              5.10      4/01/01         8,120
           Urban Development Corp. RB,
   4,400    Series 1993                                               5.25      1/01/03         4,617
   1,715    Series 7                                                  4.75      1/01/02         1,759

           North Carolina (1.1%)
  11,000   Eastern Municipal Power Agency RB, Series 1996A            5.10      1/01/00        11,159

           Ohio (0.6%)
           Franklin County Health Care Facilities RB,
   1,000    Series 1997                                               4.70      7/01/02         1,017
   1,000    Series 1997                                               4.80      7/01/03         1,021
     500    Series 1997                                               5.00      7/01/04           516
   1,425    Series 1997                                               5.00      7/01/05         1,471
   1,000    Series 1997                                               5.10      7/01/06         1,038
     475    Series 1997                                               5.15      7/01/07           494
     600    Series 1997                                               5.25      7/01/08           628

           Oklahoma (1.9%)
           Holdenville Industrial Auth. RB,
   1,115    Series 1995                                               5.45      7/01/00         1,150
   1,380    Series 1995                                               6.15      7/01/04         1,543
     510    Series 1995                                               6.35      7/01/06           591
  15,000   Housing Development Auth. RB, Series 1997A                 4.75     12/01/02        15,146

           Pennsylvania (5.5%)
           Beaver County Finance Auth. RB,
  17,480    Series 1986A (CRE) (1),(a)                                8.00     11/01/09        17,954
   8,545    Series 1986B (CRE) (1),(a)                                8.00     11/01/09         8,776
   4,875   Delaware IDA Refunding RB, Series 1997A                    5.50      1/01/00         4,963
   4,435   East Hempfield Township IDA RB, Series 1996                5.00      8/01/01         4,573
  17,290   Higher Education Assistance Agency Student Loan RB,
            Series 1985A (CRE) (3)                                    6.80     12/01/00        18,315

           Puerto Rico (2.7%)
   8,235   Centro de Recaudaciones de Ingresos Municipales COP (e)    6.85     10/17/03         8,618
           Electric Power Auth. RB,
   5,000    Series 1997AA                                             5.00      7/01/03         5,235
   5,000    Series 1997AA                                             5.00      7/01/04         5,266
   4,365    Series S                                                  6.00      7/01/99         4,450
   3,600    Series T                                                  6.00      7/01/99         3,670

           Tennessee (0.6%)
           Shelby County Hospital RB,
     500    Series 1993                                               4.50     11/01/98           500
   2,500    Series 1993                                               5.10     11/01/03         2,552
   3,000   Springfield Health and Educational Facilities
            Board Hospital RB, Series 1998                            4.90      8/01/08         3,036

           Texas (5.6%)
           Abilene Higher Education Facilities Corp. RB,
   1,335    Series 1995                                               5.30     10/01/99         1,359
   1,280    Series 1995                                               5.40     10/01/00         1,320
   1,480    Series 1995                                               5.50     10/01/01         1,548
   1,000    Series 1995                                               5.60     10/01/02         1,060
   3,235   Austin Higher Education Auth. RB, Series 1998              4.80      8/01/09         3,256
   6,000   Calhoun County Navigation IDA PCRB, Series 1995            4.65      6/01/01         6,137
           Harrison County Health Facilities Development Corp. RB,
   1,010    Series 1998 (CRE) (7)                                     4.80      1/01/06         1,033
   1,055    Series 1998 (CRE) (7)                                     4.80      1/01/07         1,077
   1,110    Series 1998 (CRE) (7)                                     4.90      1/01/08         1,137
           Houston Independent School District Public Facility
            Corp. Lease RB,
   3,885    Series 1998A (CRE) (2),(b)                                4.85      9/15/07         2,677
   3,885    Series 1998A (CRE) (2),(b)                                4.90      9/15/08         2,543
   4,805    Series 1998B (CRE) (2),(b)                                4.85      9/15/07         3,311
   5,260    Series 1998B (CRE) (2),(b)                                4.90      9/15/08         3,444
   2,500   Lampasas County IDC RB, Series 1997                        5.20     12/01/01         2,596
   3,495   Lewisville Contract Revenue and Special Assessment
            Bonds, Series 1998 (CRE) (7)                              5.00      9/01/10         3,616
           Northeast Hospital Auth. RB,
   1,230    Series 1997                                               5.10      5/15/00         1,255
   1,285    Series 1997                                               5.25      5/15/01         1,328
   2,870    Series 1997                                               5.40      5/15/03         3,029
   4,090   Pasadena GO, Series 1994                                   5.75      2/15/99         4,128
           Tyler Health Facilities Development Corp. RB,
   2,700    Series 1997A                                              5.00      7/01/03         2,763
   3,120    Series 1997A                                              5.00      7/01/04         3,185
   1,625    Series 1997A                                              5.13      7/01/05         1,662
   1,100    Series 1997A                                              5.20      7/01/06         1,125
   1,125    Series 1997A                                              5.30      7/01/07         1,152

           Virginia (0.2%)
           Halifax County IDA Hospital RB,
   1,100    Series 1998                                               4.50      9/01/05         1,121
     600    Series 1998                                               4.65      9/01/07           611
     500    Series 1998                                               4.75      9/01/08           510

           West Virginia (2.0%)
   6,000   Kanawha County PCRB, Series 1997                           5.25      4/01/02         6,225
  13,480   School Building Auth. Capital Improvement RB,
            Series 1994                                               6.00      7/01/00        13,988

           Wisconsin (0.2%)
           Health and Educational Facilities Auth. RB,
     410    Series 1997                                               5.10     12/15/05           424
     430    Series 1997                                               5.20     12/15/06           445
     455    Series 1997                                               5.25     12/15/07           471
     475    Series 1997                                               5.30     12/15/08           494
                                                                                             ---------
           Total fixed rate instruments (cost: $675,133)                                      697,127
                                                                                             ---------

                                PUT BONDS (11.8%)
           California (3.3%)
   3,395   Brentwood Infrastructure Financing Auth. Capital
            Improvement RB, Series 1996 (CRE)                         5.25      6/01/26         3,493
   6,955   Fresno MFH RB, Series 1997A                                4.88      1/01/28         7,214
   7,185   Redwood MFH RB, Series 1985B (CRE) (10)                    5.20     10/01/08         7,264
   4,000   Santa Rosa Housing Auth. MFH RB, Series 1995E (CRE)(12)    4.85      9/01/07         4,013
   6,170   South Gate Public Financing Auth. Tax Allocation Bonds,
            Series 1997 (CRE)                                         4.75      9/01/19         6,356
   4,640   Vallejo Housing Auth. MFH RB, Series 1985A (CRE) (10)      5.00      6/01/07         4,646

           Florida (2.4%)
           Housing Finance Agency MFH RB,
   5,000    Series 1983F (Horizon Place) (CRE) (11)                   5.35     12/01/05         5,036
   4,000    Series 1983G (Oaks at Baymeadow) (CRE) (11)               5.35     12/01/05         4,029
   5,000    Series 1987 (The Crossing) (CRE) (12)                     4.85      2/01/08         5,057
   5,200    Series 1995D (Park Colony) (CRE)                          5.10      4/01/13         5,309
   4,000    Series 1995K (Oaks at Regency) (CRE)                      4.85     12/01/05         4,009

           Illinois (1.1%)
  11,240   Health Facilities Auth. RB, Series 1998A (CRE)             4.70      7/01/31        11,461

           Louisiana (2.1%)
  20,000   Public Facilities Auth. RB, Series 1985B-1 (CRE) (2)       5.00     12/01/15        20,497

           Minnesota (0.7%)
   7,500   Minneapolis and St. Paul Housing and Redevelopment RB,
            Series 1996A (CRE) (3)                                    5.13      6/01/32         7,543

           Texas (1.5%)
   7,990   Lewisville Contract Revenue and Special Assessment
            Bonds, Series 1996 (CRE)                                  5.00      5/01/21         8,580
   6,000   Tarrant County Housing Finance Corp. MFH RB,
            Series 1985 (CRE) (15)                                    4.90      9/01/06         6,024

           Wyoming (0.7%)
   6,725   Community Development Auth. Housing RB, Series 1997-3      5.25      6/01/17         6,982
                                                                                             ---------
           Total put bonds (cost: $115,019)                                                   117,513
                                                                                             ---------

                       VARIABLE RATE DEMAND NOTES (16.8%)
           California (12.9%)
  16,800   Fontana COP, Series 1991 (CRE)                             5.40      7/01/21        16,800
   4,475   Gardena Financing Agency RB, Series 1991 (CRE)             4.90      9/01/11         4,475
  20,860   Grand Terrace MFH RB, Series 1985A (CRE)                   4.50     12/01/11        20,860
           Orange County Apartment Development RB,
   1,400    Issue C Series 1985-3 (CRE)                               5.50      3/01/07         1,400
   9,700    Series 1984J (CRE)                                        5.47     11/01/08         9,700
  11,400   Orange County Special Financing Auth. RB,
            Series 1995B (CRE)                                        4.80     11/01/14        11,400
           Sacramento County MFH RB,
   3,100    Series 1996C (CRE)                                        4.85     12/01/21         3,100
   6,000    Series 1996D (CRE)                                        4.85     12/01/21         6,000
           San Francisco City and County MFH RB,
  27,100    Series 1985A, Issue D (CRE)                               4.80     12/01/05        27,100
  16,900    Series 1985B, Issue D (CRE)                               4.80     12/01/05        16,900
  10,000   Santa Clara County Transit District RB,
            Series 1985A (CRE)                                        4.60      6/01/15        10,000

           District of Columbia (0.2%)
   1,900   Catholic University of America RB, Series 1989A (CRE)      4.65     12/01/09         1,900

           Georgia (1.2%)
  11,665   Bibb County Development Auth. Environmental
            Improvement RB, Series 1991 IR-1                          4.45     12/01/09        11,665

           Hawaii (0.5%)
   5,400   State Housing Finance and Development Corp. RB,
            Series 1990A (CRE)                                        4.55      7/01/25         5,400

           Illinois (0.2%)
     880   Development Finance Auth. MFH RB, Series 1991 (CRE)        5.25     10/01/05           880
     755   West Frankfort Commercial Redevelopment RB                 6.59      4/01/07           755

           Louisiana (0.1%)
   1,250   Public Facilities Auth. MFH RB, Series 1991 (CRE)(12)      4.20      7/01/07         1,250

           New Jersey (0.2%)
   1,970   Newark Healthcare Facility RB, Series A (CRE)              5.40      6/01/30         1,970

           New York (0.3%)
   2,700   Chautauqua County IDA IDRB, Series 1984A (CRE)             5.03      1/01/00         2,700

           Oregon (0.2%)
   1,500   Medford Hospital Facilities Auth. RB, Series 1985 (CRE)    3.80     12/01/15         1,500

           Tennessee (0.9%)
   9,300   Carter County IDRB, Series 1983                            3.70     10/01/07         9,300

           Virginia (0.1%)
   1,405   Henrico County IDA RB, Series 1994 (CRE)                   4.20      5/01/24         1,405
                                                                                             ---------
           Total variable rate demand notes (cost: $166,460)                                  166,460
                                                                                             ---------
           Total investments (cost: $956,612)                                                $981,100
                                                                                             =========




           PORTFOLIO SUMMARY BY INDUSTRY
          -------------------------------

     Multi-Family Housing                 14.6%
     Hospitals                            13.0
     General Obligations                   9.4
     Escrowed Bonds                        7.5
     Education                             5.5
     Appropriated Debt                     5.2
     Finance - Municipal                   4.8
     Student Loans                         4.4
     Water/Sewer Utilities - Municipal     4.2
     Electric/Gas Utilities - Municipal    4.0
     Single-Family Housing                 3.0
     Paper & Forest Products               2.8
     Buildings                             2.7
     Special Assessment/Tax/Fee            2.6
     Real Estate Tax/Free                  2.3
     Containers - Paper                    2.2
     Airport/Port                          2.0
     Nursing/Continuing Care Centers       1.5
     Chemicals                             1.4
     Sales Tax                             1.4
     Agricultural Products                 1.3
     Other                                 3.1
                                         ------
     Total                                98.9%
                                         ======





 PORTFOLIO SUMMARY BY STATE
-----------------------------

Alabama                   .1%
Alaska                    .6
Arizona                  1.8
California              18.4
Colorado                  .4
Connecticut              1.1
District of Columbia     2.6
Florida                  2.9
Georgia                  1.6
Guam                     3.0
Hawaii                    .5
Idaho                     .4
Illinois                 4.3
Indiana                  3.6
Louisiana                6.8
Maine                    1.4
Massachusetts            3.3
Michigan                 2.0
Minnesota                2.0
Mississippi              1.8
Nebraska                  .2
New Jersey                .3
New York                16.0
North Carolina           1.1
Ohio                      .6
Oklahoma                 1.9
Oregon                    .2
Pennsylvania             5.5
Puerto Rico              2.7
Tennessee                1.5
Texas                    7.1
Virginia                  .3
West Virginia            2.0
Wisconsin                 .2
Wyoming                   .7
                        -----
Total                   98.9%
                        =====










USAA TAX EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
(IN THOUSANDS)

September 30, 1998
(Unaudited)



 Principal                                                           Coupon      Final        Market
  Amount    Security                                                  Rate      Maturity      Value
----------------------------------------------------------------------------------------------------------
                       VARIABLE RATE DEMAND NOTES (68.8%)
           Alabama (1.4%)
 $ 9,500   Evergreen Board IDRB, Series 1985 (CRE)                    3.65%    12/01/04      $  9,500
  12,000   Mobile IDB PCRB, Series 1993C                              4.07      8/01/17        12,000

           Alaska (0.2%)
   3,200   Alaska IDA RB, Series 1986 (CRE)                           3.70      6/01/06         3,200

           Arizona (0.8%)
   5,000   Maricopa County PCRB, Series 1985A (CRE)                   3.60      8/01/15         5,000
   7,100   Pinal County IDA RB, Series 1995 (CRE)                     3.80     12/01/22         7,100
   1,000   Tucson IDA MFH RB, Series 1989 (CRE)                       4.75      2/01/06         1,000

           California (3.9%)
   2,245   Central Unified School District COP, Series 1995 (CRE)     4.10      6/01/15         2,245
   4,645   Fillmore COP, Series 1997 (CRE)                            4.35      5/01/29         4,645
   6,950   Livermore MFH RB, Series 1990A (CRE)                       4.10      5/01/20         6,950
           Orange County Apartment Development RB,
   1,400    Series 1984E (CRE)                                        5.00     11/01/08         1,400
   5,100    Series 1985D (CRE)                                        5.00      4/01/06         5,100
           Sacramento County MFH RB,
  19,100    Series 1985A (CRE)                                        4.60      4/15/07        19,100
   5,500    Series 1985B (CRE)                                        4.60      4/15/07         5,500
  10,000    Series 1985C (CRE)                                        4.60      4/15/07        10,000
   7,900   San Diego MFH RB, Series 1993A (CRE)                       4.00     12/01/15         7,900

           Colorado (1.9%)
   9,000   Avon IDRB, Series 1984 (CRE)                               3.85     12/15/14         9,000
   9,000   Educational & Cultural Facilities RB, Series 1998 (CRE)    4.10      8/01/13         9,000
   1,940   Health Facilities Auth. RB, Series 1996A (CRE)             4.10     12/01/16         1,940
           Postsecondary Educational Facilities Auth. RB,
   4,665    Series 1997 (CRE)                                         4.05      8/01/17         4,665
   4,000    Series 1998 (CRE)                                         4.05      4/01/13         4,000
   2,200   Smith Creek Metropolitan District RB, Series 1997 (CRE)    3.75     10/01/35         2,200

           Connecticut (0.1%)
   2,325   Development Auth. IDRB, Series 1984 (CRE)                  4.25     12/01/04         2,325

           District of Columbia (1.0%)
   5,700   Catholic University of America RB, Series 1989A (CRE)      4.65     12/01/09         5,700
   4,000   Housing Finance Agency MFH RB, Series 1985A (CRE)          4.55     12/01/05         4,000
           Revenue Bonds,
   3,000    Series 1985 (CRE)                                         3.60      3/01/06         3,000
   3,000    Series 1985A (CRE)                                        3.60      3/01/06         3,000

           Florida (6.9%)
   7,385   Atlantic Beach Improvement and Refunding  RB,
            Series 1994B (CRE)                                        4.20     10/01/24         7,385
     700   Brevard County Housing Finance Auth. MFH RB,
            Series 1993 (CRE)                                         4.10      7/01/05           700
   2,855   Broward County Housing Finance Auth. MFH RB,
            Series 1990 (CRE)                                         3.70     10/01/07         2,855
  10,960   Dade County Health Facilities Auth. RB,
            Series 1990 (CRE)                                         4.20      9/01/20        10,960
   1,500   Dade County IDA RB, Series 1996 (CRE)                      4.05     10/01/16         1,500
           Housing Finance Agency MFH RB,
  14,700    Series 1985 EE (CRE)                                      3.65      9/01/08        14,700
   5,000    Series 1985BB (CRE)                                       3.75      8/01/08         5,000
   4,000    Series 1985C (CRE)                                        4.10      8/01/06         4,000
   3,300    Series 1985GGG (CRE)                                      4.85     12/01/08         3,300
  17,200    Series 1985U (CRE)                                        3.65      7/01/08        17,200
   7,740    Series 1990D (CRE)                                        3.70     12/01/09         7,740
           Jacksonville Hospital RB,
   8,000    Series 1988 (CRE)                                         5.00      2/01/18         8,000
   8,900    Series 1989 (CRE)                                         5.00      2/01/19         8,900
  15,000   Orange County Health Facilities Auth. RB (CRE)             4.05     11/01/28        15,000
   2,950   Palm Beach County Housing Finance Auth.
            MFH RB, Series 1988D (CRE)                                3.60     11/01/07         2,950

           Georgia (1.5%)
   8,330   Clayton County MFH RB, Series 1989 (CRE)                   3.95     11/01/06         8,330
  12,310   De Kalb County Development Auth. PCRB, Series 1985         3.90     11/01/03        12,310
   3,090   Peachtree Development Auth. RB, Series 1988 (CRE)          3.90      7/01/10         3,090

           Illinois (2.1%)
   5,500   Chicago Tax Increment Allocation RB, Series 1996B (CRE)    3.65     12/01/14         5,500
  14,700   Development Finance Auth. MFH RB, Series 1993 (CRE)        4.20     12/01/13        14,700
  10,000   Development Finance Auth. RB, Series 1993C-1               4.10      8/15/26        10,000
   1,605   Evanston IDRB, Series 1985 (CRE)                           4.05      1/01/15         1,605
     205   Health Facilities Auth. RB, Series 1985C (CRE)             3.95     10/01/15           205
   1,990   Winnebago County Health Care Facility RB,
            Series 1996 (CRE)                                         4.15      1/01/17         1,990

           Indiana (1.0%)
   7,010   Bond Bank Adjustable Rate Special Program RB,
            Series 1997D (CRE)                                        4.05      1/01/17         7,010
   1,300   Huntington Industrial Economic Development RB,
            Series 1990                                               3.80      6/26/14         1,300
   4,750   Indianapolis Economic Development RB,
            Series 1997 (CRE)                                         4.05      5/01/18         4,750
   3,500   State Development Finance Auth. RB,
            Series 1996 (CRE)                                         3.50      7/01/26         3,500

           Iowa (1.0%)
   5,000   Louisa County PCRB, Series A                               3.95      9/01/16         5,000
   7,000   Ottumwa Purchase RB, Series 1998 (CRE)                     4.00     10/01/06         7,000
   4,000   Woodbury County Educational Facility RB,
            Series 1996 (CRE)                                         4.00     11/01/16         4,000

           Kansas (4.0%)
  56,500   Burlington Environmental Improvement RB, Series 1998A      3.70      9/01/15        56,500
   3,550   Overland Park RB, Series 1996                              3.90     11/01/01         3,550
   3,400   Wichita Health Systems RB, Series 1985XXV (CRE)            4.55     10/01/11         3,400

           Kentucky (0.7%)
   2,000   Frankfort Economic Development RB, Series 1990             3.80      5/07/14         2,000
   9,490   Hancock County Industrial Building RB,
            Series 1991 (CRE)                                         4.25      7/01/11         9,490

           Louisiana (2.6%)
   1,550   Ascension Parish PCRB, Series 1990                         3.80      9/01/10         1,550
   8,800   Delhi Industrial Development Refunding RB, Series 1996     3.65     12/01/12         8,800
           Housing Finance Agency MFH RB,
   7,075    Series 1988A (CRE)                                        5.30      1/01/26         7,075
   9,095    Series 1988B (CRE)                                        5.30     12/01/25         9,095
   6,200    Public Facilities Auth. IDRB, Series 1996 (CRE)           3.90     12/01/14         6,200
   8,700    Public Facilities Auth. MFH RB, Series 1988 (CRE)         4.20     12/01/13         8,700

           Maryland (2.0%)
   6,000   Anne Arundel County Economic Development  RB,
            Series A (CRE)                                            4.00     12/01/15         6,000
           Montgomery County MFH RB,
   6,400    1985 Issue B (CRE)                                        3.55      8/01/15         6,400
  20,200    1993 Issue I (CRE) (g)                                    3.63     11/01/20        20,200

           Massachusetts (0.4%)
   5,815   Industrial Finance Agency RB, Series 1997 (CRE)            3.93      5/01/27         5,815

           Michigan (3.1%)
  24,200   Detroit Downtown Development Auth. RB (CRE)                5.10     12/01/10        24,200
   5,300   Grand Rapids IDRB (CRE)                                    4.10      1/01/10         5,300
   7,300   Job Development Auth. PCRB, Series 1996 (CRE)              4.90     10/01/08         7,300
  13,000   State Hospital Finance Auth. RB, Series A (CRE)            3.55     12/01/23        13,000

           Minnesota (0.3%)
   4,100   Hastings Hospital RB, Series 1988 (CRE)                    3.70     11/01/13         4,100

           Mississippi (0.3%)
   4,447   Hinds County Urban Renewal RN, Series 1991 (CRE)           4.00      1/01/07         4,447

           Missouri (1.8%)
           Clayton IDA RB,
   5,700    Series 1994A (CRE)                                        4.30     12/01/06         5,700
   5,750    Series 1994B (CRE)                                        4.30      2/01/07         5,750
   8,000    Series 1995C (CRE)                                        4.30      5/01/05         8,000
   2,700   St. Louis IDA RB, Series 1997 (CRE)                        4.35      8/30/99         2,700
   6,000   State Health And Educational Facilities Auth. RB,
            Series 1998 (CRE)                                         4.05      7/01/23         6,000
   1,000   West Plains IDA, Series 1986 (CRE)                         4.35     11/01/10         1,000

           New Hampshire (1.0%)
   2,900   Housing Finance Auth. MFH RB, Series 1990 (CRE)            3.70      7/01/06         2,900
  12,505   Manchester Housing Auth. MFH RB, Series 1990A (CRE)        4.10      6/15/15        12,505


           New Mexico (0.4%)
   6,800   Farmington PCRB, Series 1994A (CRE)                        3.60     11/01/13         6,800

           New York (0.6%)
   9,485   Ramapo Housing Auth. RB, Series 1998 (CRE)                 4.01     12/01/29         9,485

           North Carolina (0.2%)
   3,300   Buncombe County Industrial Facilities Financing
            Auth. IDRB, Series 1996                                   3.80     11/01/06         3,300

           Ohio (2.7%)
   6,000   Clark County IDA RB (CRE)                                  4.25     12/01/10         6,000
  22,000   Clinton County Hospital RB, Series 1998 (CRE)              3.65      6/01/28        22,000
  10,500   Franklin County Hospital RB, Series 1996C (CRE)            4.00     12/01/11        10,500
   4,800   Stark County IDRB, Series 1984 (CRE)                       4.20      9/01/01         4,800


           Oklahoma (0.7%)
   5,000   Muskogee Industrial Trust PCRB, Series 1995A               3.55      1/01/25         5,000
           Muskogee Industrial Trust RB,
   2,860    Series 1985, Muskogee Mall Project (CRE)                  4.10     12/01/15         2,860
   2,500    Series 1985, Warmack-Muskogee Project (CRE)               4.10     12/01/15         2,500

           Oregon (5.7%)
           Medford Hospital Facilities Auth. RB,
  13,500    Series 1985 (CRE)                                         3.80     12/01/15        13,500
  16,300    Series 1991 (CRE)                                         3.80      5/01/21        16,300
  23,355    Series 1997 (CRE)                                         3.80      5/15/27        23,355
  38,100   Port of Portland Public Grain Elevator RB,
            Series 1984 (CRE)                                         4.63     12/01/14        38,100

           Pennsylvania (9.5%)
   8,000   Allegheny County Higher Education Building Auth. RB,
            Series 1998B (CRE)                                        4.05      9/01/28         8,000
           Allegheny County Hospital Development Auth. RB,
   1,000    Series 1998A (CRE)                                        3.90      3/01/99         1,000
  14,200    Series 1998B (CRE)                                        3.90      3/01/07        14,200
  15,100    Series 1998C (CRE)                                        3.90      3/01/13        15,100
  12,980    Series 1998D (CRE)                                        3.90      3/01/18        12,980
   1,750   Allegheny County IDA RB, Series 1994 (CRE)                 4.20     12/01/08         1,750
   2,400   Chester County IDA RB, Series 1996                         3.85      8/01/01         2,400
   3,500   Clinton County IDA RB, Series 1985 (CRE)                   3.90      9/01/05         3,500
  69,000   Harrisburg Auth. RB, Series 1996 (CRE) (g)                 4.08      7/01/21        69,000
  23,400   Higher Educational Facilities Auth. RB,
            Series 1996 (CRE)                                         4.35     11/15/35        23,400

           South Carolina (0.6%)
   3,500   Educational Facilities Auth. RB, Series 1998 (CRE)         4.05      9/01/18         3,500
   3,000   Jobs Economic Development Auth. RB, Series 1998 (CRE)      4.05      9/01/16         3,000
   2,400   Sumter County IDRB, Series 1982 (CRE)                      4.13     12/01/02         2,400

           Tennessee (1.0%)
   1,500   Maryville IDB Education RB, Series 1997B (CRE)             4.30      8/01/02         1,500
  14,205   Nashville and Davidson County IDB RB, Series 1995 (CRE)    3.85     11/01/12        14,205

           Texas (4.1%)
  10,520   Amarillo Health Facilities Corp. RB, Series 1985 (CRE)     3.70      5/31/25        10,520
   5,915   Arlington IDC RB, Series 1985 (CRE)                        4.40     10/01/20         5,915
   4,730   Bell County Health Facilities Development Corp. RB,
            Series 1998 (CRE)                                         4.05      5/01/23         4,730
           Bexar County Housing Finance Corp. MFH RB,
   1,200    Series 1988A (CRE)                                        3.55      8/01/06         1,200
     285    Series 1988B (CRE)                                        3.55      6/01/05           285
   3,300   Harris County Housing Finance Corp. MFH RB,
            Series 1988A (CRE)                                        3.63      6/01/05         3,300
   2,300   Health Facilities Development Corp. Hospital RB,
            Series 1985A (CRE)                                        3.80      5/31/25         2,300
   9,000   Health Facilities Development Corp. RB,
            Series 1985B (CRE)                                        3.80      8/01/25         9,000
   4,295   Matagorda County Hospital District RB,
            Series 1988 (CRE)                                         4.30      8/01/18         4,295
   2,070   Metropolitan Higher Education Auth. RB,
            Series 1984 (CRE)                                         4.85     12/01/04         2,070
   1,130   North Central IDA RB, Series 1983                          3.80     10/01/13         1,130
   4,050   Nueces River Auth. PCRB, Series 1985 (CRE)                 4.20     12/01/99         4,050
   4,600   Port Arthur Navigation District IDC PCRB,
            Series 1985 (CRE)                                         4.20      5/01/03         4,600
   6,750   Tarrant County Health Facilities Development
            Auth. RB, Series 1998 (CRE)                               4.05     12/01/23         6,750
   4,500   Tarrant County Housing Finance Corp. MFH RB,
            Series 1985 (CRE)                                         3.70     12/01/25         4,500

           Utah (1.0%)
   7,600   Ogden City Industrial Development RB, Series 1986 (CRE)    3.80      9/01/13         7,600
           Provo Housing MFH RB,
   3,700    Series 1987A (CRE)                                        5.50     12/01/10         3,700
   5,000    Series 1987A (CRE)                                        5.50     12/15/10         5,000

           Virginia (1.8%)
   2,500   Chesterfield County IDA PCRB, Series 1993                  3.80      8/01/09         2,500
           Henrico County IDA RB,
   9,985    Series 1994 (CRE)                                         4.20      5/01/24         9,985
   4,935    Series 1994 (CRE)                                         4.20      8/01/24         4,935
   6,800   Housing Development Auth. RB, Series 1987A (CRE)           4.25      9/01/17         6,800
   3,760   Roanoke IDA RB, Series 1994                                3.80     12/01/13         3,760

           Washington (2.4%)
   1,660   Seattle IDA RB, Series 1989-I, Lot 1 (CRE)                 4.55      8/01/04         1,660
  36,000   Student Loan Finance Association RB,
            Series 1985-2nd (CRE)                                     4.65      1/01/01        36,000

           Wisconsin (0.1%)
   1,645   Green Bay IDRB, Series 1998 (CRE)                          4.05      7/01/13         1,645
                                                                                            ----------
           Total variable rate demand notes (cost: $1,096,292)                              1,096,292
                                                                                            ----------

                                PUT BONDS (16.7%)
           Alabama (0.9%)
  15,000   Montgomery IDB PCRB, Series 1990                           4.20      9/15/06        15,000

           California (3.6%)
           Higher Education Loan Auth. RB,
  20,825    Series 1987A (CRE)                                        3.80      6/01/01        20,825
  12,250    Series 1987B (CRE)                                        3.65      7/01/02        12,250
  25,000   Student Education Loan Marketing Corp. RB,
            Series 1993A (CRE)                                       3.85      11/01/02       25,000

           Florida (0.9%)
   1,750   Housing Finance Agency MFH RB, Series C (CRE)              3.85     11/01/07         1,750
   9,900   Jacksonville PCRB, Series 1994                             3.40      9/01/24         9,900
   1,825   Tampa Guaranteed Entitlement RB, Series 1988B (a)          8.50     10/01/18         1,825

           Illinois (4.0%)
           Health Facilities Auth. RB,
  11,000    Series 1985B                                              3.55      8/16/15        11,000
  10,000    Series 1988                                               3.70      8/15/10        10,000
   8,000    Series 1990A (CRE)                                        3.75      2/01/19         8,000
  20,000    Series 1995                                               3.80      6/01/30        20,000
  14,000    Series 1996                                               3.70      8/15/30        14,000

           Kentucky (0.3%)
   5,500   Lexington-Fayette Urban County RB, Series 1987 (CRE)       3.70      4/01/15         5,500

           Maine (0.2%)
   2,500   Housing Auth. RB, Series A-2 (CRE)                         3.80     11/15/15         2,500

           Montana (1.2%)
           Board of Investments Municipal Finance Consolidation
            Act Bonds,
   2,875    Series 1992 (CRE)                                         3.60      3/01/05         2,875
   6,795    Series 1995 (CRE)                                         3.60      3/01/10         6,795
   9,930    Series 1997 (CRE)                                         3.60      3/01/17         9,930

           New Hampshire (0.5%)
   7,205   IDA Resources Recovery RB, Series 1985 (CRE) (1)           3.75      7/01/07         7,205

           Ohio (1.4%)
           Cleveland Subordinated CP Notes,
  12,200    Series 1994 (CRE)                                         3.40      5/15/24        12,200
  10,000    Series 1994 (CRE)                                         3.35      5/15/24        10,000

           Oregon (3.1%)
           Klamath Falls Electric RB,
  40,880   Series 1986B                                               3.80      5/03/23        40,880
   8,000   Series 1986E                                               3.80      5/03/23         8,000

           Pennsylvania (0.5%)
   6,360   Ferguson Industrial and Commercial Development
            Auth. RB, Series 1981                                     4.05     11/01/06         6,360
     840   Philadelphia IDA IDRB, Series 1981                         4.05     11/01/06           840
   1,010   Philadelphia IDA PCRB, Series 1981                         4.05     11/01/06         1,010

           Wyoming (0.1%)
   2,100   Rock Springs IDRB, Series 1992 (CRE)                       3.65      3/01/02         2,100
                                                                                             ---------
           Total put bonds (cost: $265,745)                                                   265,745
                                                                                             ---------

                         FIXED RATE INSTRUMENTS (14.5%)
           Arkansas (0.1%)
   2,000   Little Rock School District of Pulaski County TRAN         4.25     12/30/98         2,003

           Connecticut (0.2%)
   3,650   New Haven GO BAN                                           3.85      2/01/99         3,655

           Florida (0.4%)
   6,300   Jacksonville CP Notes, Series A                            3.40     12/07/98         6,300

           Iowa (0.5%)
           Higher Education RAN,
   3,500    Series 1998B (CRE)                                        4.25      7/07/99         3,514
   3,000    Series 1998C                                              4.25      7/07/99         3,012
   1,300    Series 1998D (CRE)                                        4.25      7/07/99         1,306

           Kansas (0.9%)
           Wyandotte County/Kansas City Municipal Temporary Notes,
   2,200    Series MMM                                                3.70      8/01/99         2,200
   1,295    Series DDD                                                3.70      8/01/99         1,294
     690    Series EEE                                                3.75      8/01/99           690
   1,000    Series QQQ                                                3.70      8/01/99           999
   1,263    Series RRR                                                3.70      8/01/99         1,262
   1,050    Series S                                                  3.70      8/01/99         1,049
     482    Series SSS                                                3.75      8/01/99           482
   3,205    Series VV                                                 3.70      8/01/99         3,203
   2,400    Series YY                                                 3.70      8/01/99         2,399

           Louisiana (0.2%)
   3,185   Public Facilities Auth. Advance Funding Notes,
            Series 1997A                                              4.40     10/29/98         3,186

           Massachusetts (0.8%)
   5,000   Everett City GO BAN (CRE)                                  4.00      3/18/99         5,009
   3,370   Springfield GO BAN (CRE)                                   4.00      6/25/99         3,377
   4,600   Springfield GO BAN (CRE)                                   4.00      9/02/99         4,618

           Nevada (0.2%)
   3,500   Las Vegas Valley Water District CP Notes, Series A (CRE)   3.60     12/04/98         3,500

           New Hampshire (0.3%)
   5,500   GO BAN, Series 1998                                        3.65     11/10/98         5,500

           New Jersey (2.8%)
  44,370   Jersey City BAN                                            4.00      9/17/99        44,605

           New York (0.9%)
   3,171   Dormitory Auth RB, Series 1989A (CRE)                      4.35     10/06/98         3,171
  10,788   Oneida County GO BAN, Series 1998                          4.00      4/23/99        10,801

           North Carolina (1.1%)
  18,110   Municipal Power Agency, No.1 CP, Series A (CRE)            3.60     12/04/98        18,110

           Rhode Island (0.4%)
   5,500   State Resource Recovery Corp. Landfill
            Lease Notes, Series 1998A                                 4.00      7/30/99         5,513

           Texas (4.2%)
   2,000   Allen ISD TRAN, Series 1998                                3.88      8/31/99         2,006
           Dallas Area Rapid Transit CP Notes,
   8,400    Series A (CRE)                                            3.65     12/14/98         8,400
   7,750    Series B (CRE)                                            3.65     11/18/98         7,750
   8,000   Dallas Waterworks and Sewer System CP Notes                3.55     11/23/98         8,000
   5,000   Public Financing Auth. CP Notes, Series B                  3.30     12/08/98         5,000
           San Antonio Water Systems CP,
  13,000    Series 1995                                               3.60     10/16/98        13,000
  22,000    Series 1995                                               3.60     12/11/98        22,000

           Virginia (1.3%)
  20,000   Norfolk IDA RN, Series 1998                                3.40     12/07/98        20,000

           Wisconsin (0.2%)
   3,425   Glendale Riverhills School District TRAN                   4.00      8/20/99         3,437
                                                                                           -----------
           Total fixed rate instruments (cost: $230,351)                                      230,351
                                                                                           -----------
           Total investments (cost: $1,592,388)                                            $1,592,388
                                                                                           ===========




           PORTFOLIO SUMMARY BY INDUSTRY
          -------------------------------

     Multi-Family Housing                    17.4%
     Hospitals                               15.9
     General Obligations                      8.0
     Electric Utilities                       6.9
     Nursing/Continuing Care Centers          6.7
     Finance - Municipal                      6.2
     Education                                5.9
     Electric/Gas Utilities - Municipal       4.2
     Water/Sewer Utilities - Municipal        3.7
     Student Loans                            3.7
     Buildings                                2.4
     Agricultural Products                    2.4
     Manufacturing - Diversified Industries   2.3
     Healthcare - Miscellaneous               2.0
     Automobiles                              1.6
     Lodging/Hotel                            1.4
     Sales Tax                                1.0
     Other                                    8.3
                                            ------
     Total                                  100.0%
                                            ======






 PORTFOLIO SUMMARY BY STATE
-----------------------------

Alabama                  2.3%
Alaska                    .2
Arizona                   .8
Arkansas                  .1
California               7.6
Colorado                 1.9
Connecticut               .4
District of Columbia     1.0
Florida                  8.2
Georgia                  1.5
Illinois                 6.1
Indiana                  1.0
Iowa                     1.5
Kansas                   4.8
Kentucky                 1.1
Louisiana                2.8
Maine                     .2
Maryland                 2.1
Massachusetts            1.2
Michigan                 3.1
Minnesota                 .3
Mississippi               .3
Missouri                 1.8
Montana                  1.2
Nevada                    .2
New Hampshire            1.8
New Jersey               2.8
New Mexico                .4
New York                 1.5
North Carolina           1.3
Ohio                     4.1
Oklahoma                  .7
Oregon                   8.8
Pennsylvania            10.0
Rhode Island              .3
South Carolina            .6
Tennessee                1.0
Texas                    8.2
Utah                     1.0
Virginia                 3.0
Washington               2.4
Wisconsin                 .3
Wyoming                   .1
                       ------
Total                  100.0%
                       ======






NOTES TO PORTFOLIOS OF INVESTMENTS

September 30, 1998
(Unaudited)


GENERAL NOTES
Values of securities  are  determined by procedures  and practices  discussed in note 1 to the financial statements.

The cost of securities for federal income tax purposes is approximately the same as that reported in the financial statements.

The percentages shown represent the percentage of the investments to net assets.

SPECIFIC NOTES
(a) Prerefunded to various dates prior to maturity at the call price.

(b) Zero Coupon security. Rate represents the effective yield at date of purchase. For the USAA Long-Term, USAA Intermediate-Term, and USAA Short-Term Funds, these securities represented 3.1%, 10.5%, and 4.9% of the Funds' net assets, respectively.

(c) At September 30, 1998, the cost of securities purchased on a delayed delivery basis for the USAA Intermediate-Term Fund was $9.8 million.

(d) Adjustable rate security. Rate changes periodically and is subject to a floor of 6% and a ceiling of 12%.

(e) Illiquid securities valued using methods determined by a pricing service under general supervision of the Board of Directors. For the USAA Intermediate-Term and USAA Short-Term Funds, these securities represented 0.2% and 1.6% of the Funds' net assets, respectively.

(f) At September 30, 1998, these securities were segregated to cover delayed delivery purchases.

(g) These securities are exempt from registration under the Securities Act of 1933 and have been determined to be liquid by management. Any resale of these securities may occur in an exempt transaction in the United States to a qualified institutional buyer as defined by Rule 144A. These securities represented 2.0%, 1.7%, 1.1%, and 5.6% of the USAA Long-Term, USAA Intermediate-Term, USAA Short-Term, and USAA Tax Exempt Money Market Funds' net assets, respectively.

See accompanying notes to financial statements.






STATEMENTS OF ASSETS AND LIABILITIES
(IN THOUSANDS)

September 30, 1998
(Unaudited)


                                                          USAA                 USAA
                                                        LONG-TERM        INTERMEDIATRE-TERM
                                                          FUND                 FUND
                                                   -----------------------------------------
ASSETS
   Investments in securities, at market value
      (identified cost of $1,932,355 and
      $2,035,521, respectively)                       $ 2,142,759          $ 2,205,822
   Cash                                                       269                  417
   Receivables:
      Capital shares sold                                     752                1,148
      Interest                                             33,340               31,239
                                                   -----------------------------------------
         Total assets                                   2,177,120            2,238,626
                                                   -----------------------------------------
LIABILITIES
   Securities purchased                                        --                9,917
   Capital shares redeemed                                    303                  506
   USAA Investment Management Company                         494                  505
   USAA Transfer Agency Company                                82                   88
   Accounts payable and accrued expenses                       78                  119
   Dividends on capital shares                              2,841                2,119
                                                   -----------------------------------------
         Total liabilities                                  3,798               13,254
                                                   -----------------------------------------
            Net assets applicable to
              capital shares outstanding              $ 2,173,322          $ 2,225,372
                                                   =========================================
REPRESENTED BY:
   Paid-in capital                                    $ 1,986,333          $ 2,055,860
   Accumulated net realized loss on investments           (23,415)                (789)
   Net unrealized appreciation of investments             210,404              170,301
                                                   -----------------------------------------
            Net assets applicable to
              capital shares outstanding              $ 2,173,322          $ 2,225,372
                                                   =========================================
   Capital shares outstanding                             152,484              163,691
                                                   =========================================
   Authorized shares of $.01 par value                    290,000              302,000
                                                   =========================================
   Net asset value, redemption price,
      and offering price per share                    $     14.25          $     13.59
                                                   =========================================

See accompanying notes to financial statements.


                                                          USAA             USAA TAX EXEMPT
                                                        SHORT-TERM          MONEY MARKET
                                                          FUND                 FUND
                                                   -----------------------------------------
ASSETS
   Investments in securities, at market value
      (identified cost of  $956,612 and
      $1,592,388, respectively)                       $   981,100          $  1,592,388
   Cash                                                     1,187                 2,795
   Receivables:
      Capital shares sold                                     178                 3,557
      Interest                                             12,428                 8,148
                                                   -----------------------------------------
         Total assets                                     994,893             1,606,888
                                                   -----------------------------------------

LIABILITIES
   Securities purchased                                       703                 8,247
   Capital shares redeemed                                  1,565                 5,034
   USAA Investment Management Company                         228                   367
   USAA Transfer Agency Company                                49                    76
   Accounts payable and accrued expenses                      100                   118
   Dividends on capital shares                                574                   177
                                                   -----------------------------------------
         Total liabilities                                  3,219                14,019
                                                   -----------------------------------------
            Net assets applicable to
              capital shares outstanding              $   991,674          $  1,592,869
                                                   =========================================

REPRESENTED BY:
   Paid-in capital                                    $   970,696          $  1,592,869
   Accumulated net realized loss on investments            (3,510)                   --
   Net unrealized appreciation of investments              24,488                    --
                                                   -----------------------------------------
            Net assets applicable to
              capital shares outstanding              $   991,674          $ 1,592,869
                                                   =========================================
   Capital shares outstanding                              91,854            1,592,869
                                                   =========================================
   Authorized shares of $.01 par value                    190,000            3,235,000
                                                   =========================================
   Net asset value, redemption price, and
      offering price per share                        $     10.80          $      1.00
                                                   =========================================


See accompanying notes to financial statements.







STATEMENTS OF OPERATIONS
(IN THOUSANDS)

Six-month period ended September 30, 1998
(Unaudited)

                                                      USAA          USAA
                                                   Long-Term   Intermediate-Term
                                                      Fund          Fund
                                                  ------------------------------

Net investment income:
   Interest income                                 $  61,003        $  59,314
                                                  ------------------------------
   Expenses:
      Management fees                                  2,940            2,951
      Transfer agent's fees                              487              516
      Custodian's fees                                   122              144
      Postage                                             34               35
      Shareholder reporting fees                          24               21
      Directors' fees                                      2                2
      Registration fees                                  102               58
      Professional fees                                   16               16
      Other                                               25               23
                                                  ------------------------------
         Total expenses                                3,752            3,766
                                                  ------------------------------

            Net investment income                     57,251           55,548
                                                  ------------------------------
Net realized and unrealized gain on investments:
      Net realized gain                                9,442            1,686
      Change in net unrealized
        appreciation/depreciation                     29,442           33,090
                                                  ------------------------------
            Net realized and unrealized gain          38,884           34,776
                                                  ------------------------------
Increase in net assets resulting from operations   $  96,135        $  90,324
                                                  ==============================

See accompanying notes to financial statements.




                                                      USAA       USAA Tax Exempt
                                                   Short-Term      Money Market
                                                      Fund           Fund
                                                  ------------------------------
Net investment income:
   Interest income                                 $  24,196        $  30,321
                                                  ------------------------------
   Expenses:
      Management fees                                  1,368            2,239
      Transfer agent's fees                              288              448
      Custodian's fees                                    93              174
      Postage                                             30               52
      Shareholder reporting fees                          24               44
      Directors' fees                                      2                2
      Registration fees                                   41               38
      Professional fees                                   16               21
      Other                                               11               19
                                                  ------------------------------
         Total expenses                                1,873            3,037
                                                  ------------------------------
            Net investment income                     22,323           27,284
                                                  ------------------------------
Net realized and unrealized gain on investments:
      Net realized gain                                   93               --
      Change in net unrealized
        appreciation/depreciation                      5,561               --
                                                  ------------------------------
            Net realized and unrealized gain           5,654               --
                                                  ------------------------------
Increase in net assets resulting from operations   $  27,977        $  27,284
                                                  ==============================

See accompanying notes to financial statements.







STATEMENTS OF CHANGES IN NET ASSETS
USAA LONG-TERM FUND
(IN THOUSANDS)

Six-month period ended September 30, 1998
and Year ended March 31, 1998
(Unaudited)
                                                     9/30/98          3/31/98
                                                  ------------------------------
From operations:
   Net investment income                           $  57,251         $ 111,054
   Net realized gain on investments                    9,442            14,265
   Change in net unrealized appreciation/
     depreciation of investments                      29,442            97,208
                                                  ------------------------------
     Increase in net assets resulting
        from operations                               96,135           222,527
                                                  ------------------------------
Distributions to shareholders from:
   Net investment income                             (57,251)         (111,054)
                                                  ------------------------------
From capital share transactions:
   Proceeds from shares sold                         342,528           573,375
   Dividend reinvestments                             40,221            77,758
   Cost of shares redeemed                          (290,836)         (542,517)
                                                  ------------------------------
     Increase in net assets from
         capital share transactions                   91,913           108,616
                                                  ------------------------------
Net increase in net assets                           130,797           220,089
Net assets:
   Beginning of period                             2,042,525         1,822,436
                                                  ------------------------------
   End of period                                  $2,173,322        $2,042,525
                                                  ==============================
Change in shares outstanding:
   Shares sold                                        24,475            41,889
   Shares issued for dividends reinvested              2,865             5,652
   Shares redeemed                                   (20,777)          (39,515)
                                                  ------------------------------
      Increase in shares outstanding                   6,563             8,026
                                                  ==============================

See accompanying notes to financial statements.





STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
USAA INTERMEDIATE-TERM FUND
(IN THOUSANDS)

Six-month period ended September 30, 1998
and Year ended March 31,1998
(Unaudited)
                                                     9/30/98          3/31/98
                                                  ------------------------------
From operations:
   Net investment income                           $  55,548         $ 101,444
   Net realized gain on investments                    1,686               550
   Change in net unrealized appreciation/
     depreciation of investments                      33,090            84,518
                                                  ------------------------------
     Increase in net assets resulting
         from operations                              90,324           186,512
                                                  ------------------------------
Distributions to shareholders from:
   Net investment income                             (55,548)         (101,444)
                                                  ------------------------------
From capital share transactions:
   Proceeds from shares sold                         225,902           372,339
   Dividend reinvestments                             42,972            78,233
   Cost of shares redeemed                          (117,783)         (221,819)
                                                  ------------------------------
     Increase in net assets from
         capital share transactions                  151,091           228,753
                                                  ------------------------------
Net increase in net assets                           185,867           313,821
Net assets:
   Beginning of period                             2,039,505         1,725,684
                                                  ------------------------------
   End of period                                  $2,225,372        $2,039,505
                                                  ==============================
Change in shares outstanding:
   Shares sold                                        16,862            28,210
   Shares issued for dividends reinvested              3,203             5,927
   Shares redeemed                                    (8,794)          (16,867)
                                                  ------------------------------
      Increase in shares outstanding                  11,271            17,270
                                                  ==============================

See accompanying notes to financial statements.






STATEMENTS OF CHANGES IN NET ASSESTS (CONTINUED)
USAA SHORT-TERM FUND
(IN THOUSANDS)

Six-month period ended September 30, 1998
and Year ended March 31, 1998
(Unaudited)

                                                     9/30/98          3/31/98
                                                  ------------------------------
From operations:
   Net investment income                           $  22,323         $  39,878
   Net realized gain on investments                       93                 5
   Change in net unrealized appreciation/
      depreciation of investments                      5,561            13,208
                                                  ------------------------------
      Increase in net assets resulting
        from operations                               27,977            53,091
                                                  ------------------------------
Distributions to shareholders from:
   Net investment income                             (22,323)          (39,878)
                                                  ------------------------------
From capital share transactions:
   Proceeds from shares sold                         186,172           437,289
   Dividend reinvestments                             18,862            33,473
   Cost of shares redeemed                          (189,819)         (318,067)
                                                  ------------------------------
      Increase in net assets from
         capital share transactions                   15,215           152,695
                                                  ------------------------------
Net increase in net assets                            20,869           165,908
Net assets:
   Beginning of period                               970,805           804,897
                                                  ------------------------------
   End of period                                   $ 991,674         $ 970,805
                                                  ==============================
Change in shares outstanding:
   Shares sold                                        17,355            40,893
   Shares issued for dividends reinvested              1,757             3,130
   Shares redeemed                                   (17,689)          (29,763)
                                                  ------------------------------
      Increase in shares outstanding                   1,423            14,260
                                                  ==============================

See accompanying notes to financial statements.






STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
USAA TAX EXEMPT MONEY MARKET FUND
(IN THOUSANDS)

Six-month period ended September 30, 1998
and Year ended March 31, 1998
(Unaudited)
                                                     9/30/98          3/31/98
                                                  ------------------------------
From operations:
   Net investment income                           $  27,284           $52,442
                                                  ------------------------------
Distributions to shareholders from:
   Net investment income                             (27,284)          (52,442)
                                                  ------------------------------
From capital share transactions:
   Proceeds from shares sold                         880,271         1,717,592
   Dividend reinvestments                             25,996            49,796
   Cost of shares redeemed                          (945,183)       (1,701,237)
                                                  ------------------------------
      Increase (decrease) in net assets from
         capital share transactions                  (38,916)           66,151
                                                  ------------------------------
Net increase (decrease) in net assets                (38,916)           66,151
Net assets:
   Beginning of period                             1,631,785         1,565,634
                                                  ------------------------------
   End of period                                  $1,592,869        $1,631,785
                                                  ==============================
Change in shares outstanding:
   Shares sold                                       880,271         1,717,592
   Shares issued for dividends reinvested             25,996            49,796
   Shares redeemed                                  (945,183)       (1,701,237)
                                                  ------------------------------
      Increase (decrease) in shares outstanding      (38,916)           66,151
                                                  ==============================

See accompanying notes to financial statements.






NOTES TO FINANCIAL STATEMENTS

September 30, 1998
(Unaudited)


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of ten separate funds. The information presented in this semiannual report pertains only to the USAA Long-Term Fund, USAA Intermediate-Term Fund, USAA Short-Term Fund, and USAA Tax Exempt Money Market Fund (the Funds). The Funds have a common objective of providing investors with interest income that is exempt from federal income tax. The Tax Exempt Money Market Fund has a further objective of preserving capital and maintaining liquidity.

A. Security valuation - Investments in the USAA Long-Term, USAA Intermediate-Term, and USAA Short-Term Funds are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sale price to price securities when, in the Service's judgement, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods which include consideration of yields or prices of municipal securities of comparable quality, coupon, maturity and type, indications as to values from dealers in securities, and general market conditions. Securities which are not valued by the Service, and all other assets, are valued in good faith at fair value using methods determined by the Manager under the general supervision of the Board of Directors. Securities purchased with maturities of 60 days or less and, pursuant to Rule 2a-7 of the Investment Company Act of 1940, as amended, all securities in the USAA Tax Exempt Money Market Fund, are stated at amortized cost which approximates market value.

B. Federal taxes - Each Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required.

C. Investments in securities - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and original issue discounts are amortized over the life of the respective securities. Market discounts are not amortized. Any ordinary income related to market discounts is recognized upon disposition of the securities.

D. Use of estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.


(2)  LINES OF CREDIT
The Funds participate with other USAA funds in two joint short-term revolving loan agreements totaling $850 million, one with USAA Capital Corporation (CAPCO), an affiliate of the Manager ($750 million uncommitted), and one with NationsBank of Texas, N.A. ($100 million committed). The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under its agreement with CAPCO, each Fund may borrow from CAPCO an amount up to 5% of its total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with NationsBank, each Fund may borrow from NationsBank an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 15% of its total assets at NationsBank's borrowing rate plus a markup. During the six-month period ended September 30, 1998, the USAA Long-Term Fund had six borrowings, averaging $11.7 million with an average length of two days, and incurred $17,000 in interest expense. The USAA Intermediate-Term, USAA Short-Term, and USAA Tax Exempt Money Market Funds had no borrowings under either of these agreements during the period.


(3)  DISTRIBUTIONS
Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At September 30, 1998, the USAA Long-Term, USAA Intermediate-Term, and USAA Short-Term Funds had capital loss carryovers for federal income tax purposes of approximately $23,415,000, $789,000, and $3,510,000, respectively which, if not offset by subsequent capital gains will expire between 2000-2005. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.


(4)  INVESTMENT TRANSACTIONS
Cost of purchases and proceeds from sales/maturities of securities for the six-month period ended September 30, 1998 were as follows:


                    USAA            USAA             USAA       USAA Tax Exempt
                 Long-Term   Intermediate-Term    Short-Term      Money Market
                    Fund            Fund             Fund            Fund
                  ($000)           ($000)           ($000)          ($000)
--------------------------------------------------------------------------------
Purchases         $ 318,883        $ 272,828        $ 55,847       $ 2,908,139
Sales/maturities  $ 270,030        $ 135,079        $ 37,617       $ 2,915,019


For the USAA Long-Term, USAA Intermediate-Term, and USAA Short-Term Funds, cost of purchases and proceeds from sales/maturities excludes short-term securities.

Gross unrealized appreciation and depreciation of investments at September 30, 1998 was as follows:

                           USAA            USAA              USAA
                        Long-Term     Intermediate-Term   Short-Term
                           Fund            Fund              Fund
                          ($000)          ($000)            ($000)
--------------------------------------------------------------------------------
Appreciation              $ 211,379       $ 170,514         $ 24,497
Depreciation                   (975)           (213)              (9)
--------------------------------------------------------------------------------
    Net                   $ 210,404       $ 170,301         $ 24,488
================================================================================


(5)  TRANSACTIONS WITH MANAGER
A. Management fees - USAA Investment Management Company (the Manager) carries out each Fund's investment policies and manages each Fund's portfolio. Management fees are computed at .28% of the average annual net assets of each Fund.

B. Transfer agent's fees - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Funds based on an annual charge of $26 per shareholder account plus out-of-pocket expenses.

C. Underwriting services - The Manager provides exclusive underwriting and distribution of the Funds' shares on a continuing best efforts basis. The Manager receives no commissions or fees for this service.


(6)  TRANSACTIONS WITH AFFILIATES
USAA Investment Management Company is indirectly wholly owned by United Services Automobile Association (the Association), a large, diversified financial services institution. At September 30, 1998, the Association and its affiliates owned 5.0 million shares (3.1%) of the USAA Intermediate-Term Fund.

Certain directors and officers of the Funds are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Funds.





NOTES TO FINANCIAL STATEMENTS (CONTINUED)
USAA LONG-TERM FUND

September 3, 1998
(Unaudited)


(7) FINANCIAL HIGHLIGHTS
Per share operating performance for a share outstanding throughout each period is as follows:


                              Six-Month
                            Period Ended
                            September 30,                       Year Ended March 31,
                                           ------------------------------------------------------------------
                               1998           1998          1997         1996          1995         1994
                           ----------------------------------------------------------------------------------
Net asset value at
 beginning of period       $    14.00     $    13.22    $    13.17     $    12.96    $    13.20    $    14.21
Net investment income             .38            .78           .79            .79           .79           .81
Net realized and
  unrealized gain (loss)          .25            .78           .05            .21          (.16)         (.44)
Distributions from net
   investment income             (.38)          (.78)         (.79)          (.79)         (.78)         (.82)
Distributions of realized
  capital gains                    --             --            --             --          (.09)         (.56)
                           ----------------------------------------------------------------------------------
Net asset value at
   end of period           $    14.25     $    14.00    $    13.22     $    13.17    $    12.96    $    13.20
                           ==================================================================================
Total return (%) *               4.59          12.04          6.51           7.88          5.07          2.36
Net assets at end
   of period (000)         $2,173,322     $2,042,525    $1,822,436     $1,804,116    $1,774,643    $1,831,693
Ratio of expenses to
  average net assets (%)          .36(a)         .36           .37            .37           .38           .38
Ratio of net investment
  income to average net
  assets (%)                     5.45(a)        5.65          5.95           5.99          6.23          5.69
Portfolio turnover (%)          13.04          35.20         40.78          53.25         64.72        109.28



(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
* Assumes reinvestment of all dividend income and capital gain distributions during the period.







NOTES TO FINANCIAL STATEMENTS (CONTINUED)
USAA INTERMEDIATE-TERM FUND

September 30, 1998
(Unaudited)

(7) FINANCIAL HIGHLIGHTS (CONTINUED)
Per share operating performance for a share outstanding throughout each period is as follows:

                              Six-Month
                            Period Ended
                            September 30,                       Year Ended March 31,
                                           ------------------------------------------------------------------
                               1998           1998          1997           1996          1995          1994
                           ----------------------------------------------------------------------------------
Net asset value at
  beginning of period      $    13.38     $    12.77    $    12.77     $    12.50    $    12.48    $    12.90
Net investment income             .35            .71           .72            .71           .69           .69
Net realized and unrealized
   gain (loss)                    .21            .61            --            .27           .05          (.29)
Distributions from net
   investment income             (.35)          (.71)         (.72)          (.71)         (.69)         (.69)
Distributions of realized
   capital gains                   --             --            --             --          (.03)         (.13)
                           ----------------------------------------------------------------------------------
Net asset value at
   end of period           $    13.59     $    13.38    $    12.77     $    12.77    $    12.50    $    12.48
                           ==================================================================================
Total return (%) *               4.28          10.59          5.80           7.97          6.16          3.06
Net assets at end
   of period (000)         $2,225,372     $2,039,505    $1,725,684     $1,660,039    $1,529,750    $1,559,183
Ratio of expenses to
   average net assets (%)         .36(a)         .37           .37            .38           .40           .40
Ratio of net investment
   income to average
   net assets (%)                5.27(a)        5.42          5.65           5.54          5.63          5.30
Portfolio turnover (%)           6.52           7.87         23.05          27.51         27.26         69.45



(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
* Assumes reinvestment of all dividend income and capital gain distributions during the period.






NOTES TO FINANCIAL STATEMENTS (CONTINUED)
USAA SHORT-TERM FUND

September 30, 1998
(Unaudited)


(7) FINANCIAL HIGHLIGHTS (CONTINUED)
Per share operating performance for a share outstanding throughout each period is as follows:

                              Six-Month
                            Period Ended
                            September 30,                       Year Ended March 31,
                                           ---------------------------------------------------------
                               1998         1998        1997         1996        1995        1994
                           -------------------------------------------------------------------------
Net asset value at
  beginning of period        $  10.74     $  10.57    $  10.57     $  10.47    $  10.48    $  10.63
Net investment income             .25          .49         .49          .50         .47         .45
Net realized and
  unrealized gain (loss)          .06          .17          --          .10        (.01)       (.15)
Distributions from net
   investment income             (.25)        (.49)       (.49)        (.50)       (.47)       (.45)
                           -------------------------------------------------------------------------
Net asset value at
   end of period             $  10.80     $  10.74    $  10.57     $  10.57    $  10.47    $  10.48
                           =========================================================================
Total return (%) *               2.88         6.35        4.70         5.83        4.51        2.87
Net assets at end
   of period (000)           $991,674     $970,804    $804,897     $774,020    $801,157    $995,624
Ratio of expenses to
  average net assets (%)          .38(a)       .39         .41          .42         .42         .43
Ratio of net investment
   income to average
   net assets (%)                4.57(a)      4.57        4.60         4.73        4.50        4.25
Portfolio turnover (%)           4.73         7.91       27.67        35.99       32.61      101.67


(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
 * Assumes reinvestment of all dividend income and capital gain distributions during the period.








NOTES TO FINANCIAL STATEMENTS (CONTINUED)
USAA TAX EXEMPT MONEY MARKET FUND

September 30, 1998
(Unaudited)


(7) FINANCIAL HIGHLIGHTS (CONTINUED)
Per share operating performance for a share outstanding throughout each period is as follows:


                              Six-Month
                            Period Ended
                            September 30,                       Year Ended March 31,
                                           ---------------------------------------------------------
                               1998         1998        1997         1996        1995        1994
                           -------------------------------------------------------------------------
Net asset value at
  beginning of period       $   1.00     $   1.00    $   1.00     $   1.00    $   1.00    $   1.00
Net investment income            .02          .03         .03          .04         .03         .02
Distributions from net
  investment income             (.02)        (.03)       (.03)        (.04)       (.03)       (.02)
                           -------------------------------------------------------------------------
Net asset value at
  end of period             $   1.00     $   1.00    $   1.00     $   1.00    $   1.00    $   1.00
                           =========================================================================
Total return (%) *              1.72         3.48        3.30         3.65        2.98        2.31
Net assets at end
  of period (000)         $1,592,869   $1,631,785  $1,565,634   $1,529,176  $1,456,747  $1,569,760
Ratio of expenses to
  average net assets (%)         .38(a)       .38         .39          .40         .39         .40
Ratio of net investment
   income to average
   net assets (%)               3.41(a)      3.42        3.25         3.59        2.93        2.29


(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
 * Assumes reinvestment of all dividend income and capital gain distributions during the period.








DIRECTORS
Robert G. Davis, Chairman of the Board
Michael J.C. Roth, President and Vice Chairman of the Board
John W. Saunders, Jr., Vice President
Barbara B. Dreeben
Howard L. Freeman, Jr.
Robert L. Mason
Richard A. Zucker

INVESTMENT ADVISER, UNDERWRITER AND DISTRIBUTOR
USAA Investment Management Company
9800 Fredericksburg Road
San Antonio, Texas 78288

TRANSFER AGENT
USAA Shareholder Account Services
9800 Fredericksburg Road
San Antonio, Texas 78288

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 1713
Boston, Massachusetts 02105

LEGAL COUNSEL
Goodwin, Procter & Hoar LLP
Exchange Place
Boston, Massachusetts 02109

INDEPENDENT AUDITORS
KPMG Peat Marwick LLP
112 East Pecan, Suite 2400
San Antonio, Texas 78205

Telephone Assistance Hours
Call toll free - Central Time
Monday - Friday 8:00 a.m. to 8:00 p.m.
Saturdays 8:30 a.m. to 5:00 p.m.

For Additional Information On Mutual Funds
1-800-531-8181, (in San Antonio) 456-7211
For account servicing, exchanges or redemptions
1-800-531-8448, (in San Antonio) 456-7202

Recorded Mutual Fund Price Quotes
24-Hour Service (from any phone)
1-800-531-8066, (in San Antonio) 498-8066

Mutual Fund TouchLine(Registered Trademark)
(from Touchtone phones only)
For account balance, last transaction or fund prices
1-800-531-8777, (in San Antonio) 498-8777